As filed with the Securities and Exchange Commission on May 30, 2007


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04255


                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                   ------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

       Peter E. Sundman, Chairman of the Board and Chief Executive Officer
                   Neuberger Berman Advisers Management Trust
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio
------------------------------------------
NUMBER OF SHARES                               MARKET VALUE($)(+)  NUMBER OF SHARES                               MARKET VALUE($)(+)
COMMON STOCKS (62.5%)                                                    9,000  XTO Energy                             493,290
AEROSPACE (2.9%)                                                                                                    ----------
      3,500  Armor Holdings                         235,655(*)                                                       3,360,585
     10,500  Precision Castparts                  1,092,525        FINANCIAL SERVICES (3.9%)
     11,500  Rockwell Collins                       769,695              7,000  AerCap Holdings NV                     203,770(*)
                                                 ----------              2,000  Chicago Mercantile Exchange          1,064,920
                                                  2,097,875              5,750  GFI Group                              390,827(*)(E)
BANKING & FINANCIAL (0.3%)                                               8,500  Moody's Corp.                          527,510
      3,500  Northern Trust                         210,490             13,500  Nuveen Investments                     638,550
BASIC MATERIALS (1.7%)                                                                                              ----------
     14,500  Airgas, Inc.                           611,175                                                          2,825,577
      8,000  Albemarle Corp.                        330,720        FOOD PRODUCTS (0.5%)
      7,500  Ecolab Inc.                            322,500              9,500  Corn Products International            338,105
                                                 ----------        HEALTH CARE (6.3%)
                                                  1,264,395             13,000  Allscripts Healthcare Solutions        348,530(*)(E)
BIOTECHNOLOGY (1.9%)                                                    13,000  Cerner Corp.                           707,850(*)(E)
      3,000  Amylin Pharmaceuticals                 112,080(*)(E)       23,200  Cytyc Corp.                            793,672(*)
     14,500  Celgene Corp.                          760,670(*)(E)        7,500  Gen-Probe                              353,100(*)
      1,600  Cephalon, Inc.                         113,936(*)           6,500  Healthways, Inc.                       303,875(*)
      5,400  Gilead Sciences                        413,100(*)          12,500  Pharmaceutical Product Development     421,125
                                                 ----------             15,000  Psychiatric Solutions                  604,650(*)
                                                  1,399,786              2,500  Shire PLC ADR                          154,750
BUSINESS SERVICES (7.0%)                                                13,000  Trimble Navigation                     348,920(*)
     17,500  Alliance Data Systems                1,078,350(*)          15,500  VCA Antech                             562,805(*)
     34,000  CB Richard Ellis Group               1,162,120(*)                                                      ----------
     10,000  Corporate Executive Board              759,600                                                          4,599,277
      6,000  Corrections Corporation of America     316,860(*)     INDUSTRIAL (2.4%)
      4,500  MasterCard, Inc. Class A               478,080(E)           8,000  Danaher Corp.                          571,600
     13,500  NeuStar, Inc.                          383,940(*)           9,500  Dover Corp.                            463,695
      2,500  Stericycle, Inc.                       203,750(*)           9,700  Fastenal Co.                           339,985
     12,000  VeriFone Holdings                      440,760(*)           4,500  Fluor Corp.                            403,740
      7,750  VistaPrint Ltd.                        296,825(*)                                                      ----------
                                                 ----------                                                          1,779,020
                                                  5,120,285        LEISURE (5.4%)
CABLE SYSTEMS (0.4%)                                                    10,800  Gaylord Entertainment                  570,996(*)
      8,000  Liberty Global Class A                 263,440(*)           8,500  Hilton Hotels                          305,660
COMMUNICATIONS EQUIPMENT (1.6%)                                         13,500  Marriott International                 660,960
      2,500  F5 Networks                            166,700(*)           6,500  Orient-Express Hotel                   388,830
      8,500  Harris Corp.                           433,075             11,000  Penn National Gaming                   466,620(*)
     12,500  Juniper Networks                       246,000(*)          12,500  Scientific Games Class A               410,375(*)
     11,000  SBA Communications                     325,050(*)          28,000  WMS Industries                       1,098,720(*)
                                                 ----------                                                         ----------
                                                  1,170,825                                                          3,902,161
CONSUMER STAPLES (1.3%)                                            MEDIA (1.6%)
      6,000  Chattem Inc.                           353,640(*)           1,600  BigBand Networks                        28,816(*)
     14,000  Shoppers Drug Mart                     620,269              6,000  Focus Media Holding ADR                470,760(*)
                                                 ----------             10,500  Grupo Televisa GDS                     312,900
                                                    973,909              5,500  Lamar Advertising                      346,335
ENERGY (4.6%)                                                                                                       ----------
     25,500  Denbury Resources                      759,645(*)                                                       1,158,811
     12,500  Dresser-Rand Group                     380,750(*)     MEDICAL EQUIPMENT (3.9%)
      7,000  National-Oilwell Varco                 544,530(*)           5,500  C.R. Bard                              437,305
     19,000  Range Resources                        634,600              8,000  Hologic, Inc.                          461,120(*)
     11,400  Smith International                    547,770              2,300  Intuitive Surgical                     279,611(*)
                                                                        14,500  Kyphon Inc.                            654,530(*)
                                                                        10,000  ResMed Inc.                            503,700(*)

See Notes to Schedule of Investments

           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------

NUMBER OF SHARES                                   MARKET VALUE($)(+)
     10,000  Varian Medical Systems                     476,900(*)
                                                     ----------
                                                      2,813,166
METALS (0.4%)
      4,000  Freeport-McMoRan Copper & Gold             264,760
RETAIL (3.9%)
     20,000  Coach, Inc.                              1,001,000(*)
      7,500  Dollar Tree Stores                         286,800(*)
     14,000  Nordstrom, Inc.                            741,160
      5,500  O' Reilly Automotive                       182,050(*)
      4,000  PETsMART, Inc.                             131,840
      6,000  Polo Ralph Lauren                          528,900
                                                     ----------
                                                      2,871,750
SEMICONDUCTORS (1.7%)
      4,500  MEMC Electronic Materials                  272,610(*)
     16,000  Microchip Technology                       568,480
      7,000  Varian Semiconductor Equipment             373,660(*)
                                                     ----------
                                                      1,214,750
SOFTWARE (1.0%)
     13,000  Autodesk, Inc.                             488,800(*)
      8,000  Citrix Systems                             256,240(*)
                                                     ----------
                                                        745,040
TECHNOLOGY (4.5%)
     15,000  Activision, Inc.                           284,100(*)
      5,500  Akamai Technologies                        274,560(*)
     36,000  Arris Group                                506,880(*)
     12,000  Cognizant Technology Solutions           1,059,240(*)
      1,800  Equinix Inc.                               154,134(*)
      6,500  GSI Commerce                               146,835(*)
     12,500  Logitech International S.A.                347,875(*)
      9,000  Network Appliance                          328,680(*)
      6,000  NVIDIA Corp.                               172,680(*)
                                                     ----------
                                                      3,274,984
TELECOMMUNICATIONS (4.4%)
     18,300  American Tower                             712,785(*)
      3,900  Clearwire Corp. Class A                     79,833(*)
     36,500  Dobson Communications                      313,535(*)
     15,500  Leap Wireless International              1,022,690(*)
     15,000  NII Holdings                             1,112,700(*)
                                                     ----------
                                                      3,241,543
TRANSPORTATION (0.9%)
      9,500  C.H. Robinson Worldwide                    453,625
      5,000  Expeditors International                   206,600
                                                     ----------
                                                        660,225
TOTAL COMMON STOCKS
(COST $28,540,415)                                   45,550,759
                                                     ----------

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio
------------------------------------------
PRINCIPAL AMOUNT($)                                                                     RATING                     MARKET VALUE($)+
                                                                                 Moody's         S&P
U.S. GOVERNMENT AGENCY SECURITIES (2.0%)
        280,000  Fannie Mae, Notes, 5.38%, due 8/15/09                           AGY             AGY                   283,175
        650,000  Fannie Mae, Notes, 4.13%, due 5/15/10                           AGY             AGY                   637,490
        100,000  Federal Home Loan Bank, Bonds, 5.00%, due
                 9/18/09                                                         AGY             AGY                   100,406
        425,000  Freddie Mac, Notes, 4.38%, due 11/16/07                         AGY             AGY                   422,842(OO)
                                                                                                                    ----------
                 TOTAL U.S. GOVERNMENT AGENCY SECURITIES
                 (COST $1,443,561)                                                                                   1,443,913
                                                                                                                    ----------
MORTGAGE-BACKED SECURITIES (22.4%)
ADJUSTABLE ALT-A CONFORMING BALANCE (1.0%)
        722,380  Bear Stearns ALT-A Trust, Ser. 2006-3, Class 22A1,
                 6.23%, due 5/25/36                                              Aaa             AAA                   734,252
                                                                                                                    ----------
ADJUSTABLE ALT-A JUMBO BALANCE (1.0%)
        745,083  JP Morgan Alternative Loan Trust, Ser. 2006-A2,
                 Class 3A1, 5.95%, due 5/25/36                                                   AAA                   756,115
                                                                                                                    ----------
ADJUSTABLE ALT-A MIXED BALANCE (3.1%)
        679,000  Bear Stearns ALT-A Trust, Ser. 2006-4, Class 32A1,
                 6.48%, due 7/25/36                                              Aaa             AAA                   694,390(OO)
        433,224  First Horizon Alternative Mortgage Securities Trust,
                 6.58%, due 1/25/37                                              Aaa                                   444,252
        765,004  Nomura Asset Acceptance Corp., Ser. 2006-AR2,
                 Class 2A2, 6.58%, due 4/25/36                                   Aaa             AAA                   786,135
        344,726  Residential Accredit Loans, Inc., Ser. 2005-QA10,
                 Class A31, 5.62%, due 9/25/35                                   Aaa             AAA                   346,892
                                                                                                                    ----------
                                                                                                                     2,271,669
                                                                                                                    ----------
ADJUSTABLE ALT-B MIXED BALANCE (0.4%)
        272,579  Lehman XS Trust, Ser. 2005-1, Class 2A1, 4.66%,
                 due 5/25/08                                                     Aaa             AAA                   270,361(u)
                                                                                                                    ----------
ADJUSTABLE CONFORMING BALANCE (1.0%)
        348,392  Adjustable Rate Mortgage Trust, Ser. 2005-10,
                 Class 4A1, 5.38%, due 1/25/36                                   Aaa             AAA                   349,195
        338,933  Indymac INDX Mortgage Loan Trust, Ser. 2005-
                 AR23, Class 2A1, 5.54%, due 11/25/35                            Aaa             AAA                   340,640
                                                                                                                    ----------
                                                                                                                       689,835
                                                                                                                    ----------
ADJUSTABLE JUMBO BALANCE (2.1%)
        138,325  Banc of America Funding Corp., Ser. 2005-F, Class
                 4A1, 5.36%, due 9/20/35                                         Aaa             AAA                   138,317
        438,907  Banc of America Funding Corp., Ser. 2006-H, Class
                 2A3, 6.72%, due 9/20/46                                                         AAA                   449,056
        392,401  Harborview Mortgage Loan Trust, Ser. 2006-3,
                 Class 1A1A, 6.41%, due 6/19/36                                  Aaa             AAA                   400,721
        539,194  Merrill Lynch Mortgage Investors Trust, Ser. 2005-
                 A1, Class 2A1, 4.54%, due 12/25/34                                              AAA                   535,798
                                                                                                                    ----------
                                                                                                                     1,523,892
                                                                                                                    ----------
ADJUSTABLE MIXED BALANCE (6.1%)
        342,803  Banc of America Funding Corp., Ser. 2005-H, Class
                 7A1, 5.68%, due 11/20/35                                                        AAA                   346,953
        256,403  Banc of America Funding Corp., Ser. 2006-A, Class
                 3A2, 5.90%, due 2/20/36                                                         AAA                   258,658
        662,753  Countrywide Home Loans, Ser. 2006-HYB3, Class
                 1A1A, 5.50%, due 5/20/36                                        Aaa             AAA                   669,389
        466,254  Credit Suisse First Boston Mortgage Securities
                 Corp., Ser. 2004-AR4, Class 2A1, 4.68%, due
                 5/25/34                                                         Aaa             AAA                   464,481

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------
PRINCIPAL AMOUNT($)                                                                     RATING                     MARKET VALUE($)+
                                                                                 Moody's         S&P
        354,437  First Horizon Mortgage Pass-Through Trust, Ser.
                 2005-AR5, Class 2A1, 5.44%, due 11/25/35                                        AAA                   354,352
        342,814  GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1,
                 Class 1A1, 5.61%, due 4/19/36                                   Aaa             AAA                   344,271
        198,479  Harborview Mortgage Loan Trust, Floating Rate,
                 Ser. 2004-4, Class 3A, 2.98%, due 4/19/07                       Aaa             AAA                   198,539(u)
        692,074  Indymac INDX Mortgage Loan Trust, Ser. 2006-
                 AR3, Class 2A1A, 6.40%, due 3/25/36                             Aaa             AAA                   705,572
        581,634  Master Adjustable Rate Mortgages Trust, Ser. 2005-
                 6, Class 3A2, 5.06%, due 7/25/35                                Aaa             AAA                   578,885
        525,000  WaMu Mortgage Pass-Through Certificates, Ser.
                 2004-AR9, Class A7, 4.15%, due 8/25/34                          Aaa             AAA                   513,954
                                                                                                                    ----------
                                                                                                                     4,435,054
                                                                                                                    ----------
COMMERCIAL MORTGAGE BACKED (5.8%)
        218,775  Banc of America Commercial Mortgage, Inc., Ser.
                 2005-1, Class A1, 4.36%, due 11/10/42                                           AAA                   217,673
        627,600  Banc of America Commercial Mortgage, Inc., Ser.
                 2006-3, Class A1, 5.68%, due 7/10/44                                            AAA                   634,098
        356,726  Banc of America Commercial Mortgage, Inc., Ser.
                 2005-6, Class A1, 5.00%, due 9/10/47                            Aaa             AAA                   355,851
        349,975  Credit Suisse First Boston Mortgage Securities
                 Corp., Ser. 2005-C6, Class A1, 4.94%, due 12/15/40              Aaa             AAA                   348,468
        189,513  GMAC Commercial Mortgage Securities, Inc., Ser.
                 2006-C1, Class A1, 4.97%, due 11/10/45                                          AAA                   188,952
        317,024  JP Morgan Chase Commercial Mortgage Securities
                 Corp., Ser. 2004-C2, Class A1, 4.28%, due 5/15/41               Aaa                                   312,387
        395,920  JP Morgan Chase Commercial Mortgage Securities
                 Corp., Ser. 2005-LDP5, Class A1, 5.03%, due
                 12/15/44                                                        Aaa             AAA                   394,761
        450,637  JP Morgan Chase Commercial Mortgage Securities
                 Corp., Ser. 2006-LPD7, Class A1, 6.02%, due
                 4/15/45                                                         Aaa             AAA                   457,346
        339,908  LB-UBS Commercial Mortgage Trust, Ser. 2006-C3,
                 Class A1, 5.48%, due 3/15/39                                    Aaa             AAA                   342,418
        750,000  Merrill Lynch/Countrywide Commercial Mortgage
                 Trust, Ser. 2007-5, Class A1, 4.28%, due 12/12/11               Aaa             AAA                   734,982
        255,191  Morgan Stanley Capital I, Ser. 2005-HQ6, Class A1,
                 4.65%, due 8/13/42                                                              AAA                   252,736
                                                                                                                    ----------
                                                                                                                     4,239,672
                                                                                                                    ----------
MORTGAGE-BACKED NON-AGENCY (1.0%)
        199,955  Countrywide Home Loans, Ser. 2005-R2, Class
                 2A4, 8.50%, due 6/25/35                                         Aaa             AAA                   217,975(n)
        396,015  GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class
                 1A4, 8.50%, due 3/25/35                                         Aaa             AAA                   422,101(n)
         86,010  GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class
                 1A4, 8.50%, due 9/25/35                                         Aaa             AAA                    91,741(n)
                                                                                                                    ----------
                                                                                                                       731,817
                                                                                                                    ----------
FANNIE MAE (0.3%)
        198,692  Whole Loan, Ser. 2004-W8, Class PT, 10.11%, due
                 6/25/44                                                         AGY             AGY                   222,352
                                                                                                                    ----------
FREDDIE MAC (0.6%)
        258,587  Pass-Through Certificates 8.00%, due 11/1/26                    AGY             AGY                   274,366
        173,549  Pass-Through Certificates 8.50%, due 10/1/30                    AGY             AGY                   186,208
                                                                                                                    ----------
                                                                                                                       460,574
                                                                                                                    ----------
                 TOTAL MORTGAGE-BACKED SECURITIES
                 (COST $16,277,580)                                                                                 16,335,593
                                                                                                                    ----------

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------
PRINCIPAL AMOUNT($)                                                                     RATING                     MARKET VALUE($)+
                                                                                 Moody's         S&P
CORPORATE DEBT SECURITIES (10.3%)
AUTOMOBILE MANUFACTURERS (0.2%)
        190,000  DaimlerChrysler N.A. Holdings Corp., Guaranteed
                 Notes, 4.05%, due 6/4/08                                        Baa1            BBB                   187,148
                                                                                                                    ----------
BANKS (0.9%)
        160,000  Bank of America Corp., Senior Notes, 3.88%, due
                 1/15/08                                                         Aa1             AA                    158,221
        250,000  BankBoston NA, Subordinated Notes, 6.50%, due
                 12/19/07                                                        Aa1             AA                    251,267(OO)
        250,000  Wells Fargo & Co., Notes, 3.13%, due 4/1/09                     Aa1             AA+                   241,076(OO)
                                                                                                                    ----------
                                                                                                                       650,564
                                                                                                                    ----------
COMPUTERS (0.4%)
        280,000  Hewlett-Packard Co., Notes, 5.50%, due 7/1/07                   A2              A                     279,975(OO)
                                                                                                                    ----------
DIVERSIFIED FINANCIAL SERVICES (6.1%)
        300,000  Bear Stearns Co., Inc., Notes, 4.00%, due 1/31/08               A1              A+                    297,172
        225,000  Boeing Capital Corp., Senior Notes, 4.75%, due
                 8/25/08                                                         A2              A+                    223,896
        250,000  Caterpillar Financial Services Corp., Senior
                 Unsubordinated Notes, 3.83%, due 12/15/08                       A2              A                     244,916
        145,000  Chase Manhattan Corp., Subordinated Notes,
                 7.25%, due 6/1/07                                               Aa3             A+                    145,320(OO)
        250,000  CIT Group, Inc., Senior Notes, 3.88%, due 11/3/08               A2              A                     244,989(OO)
        100,000  Citigroup, Inc., Unsecured Notes, 4.25%, due
                 7/29/09                                                         Aa1             AA                     98,385
        475,000  General Electric Capital Corp., Notes, 5.00%, due
                 6/15/07                                                         Aaa             AAA                   474,628
        600,000  Goldman Sachs Group, Inc., Notes, 4.13%, due
                 1/15/08                                                         Aa3             AA-                   594,973(OO)
        300,000  HSBC Finance Corp., Notes, 4.13%, due 12/15/08                  Aa3             AA-                   294,738(OO)
        300,000  International Lease Finance Corp., Unsubordinated
                 Notes, 3.50%, due 4/1/09                                        A1              AA-                   290,951(OO)
        225,000  John Deere Capital Corp., Notes, 3.90%, due
                 1/15/08                                                         A2              A                     222,676
        275,000  JP Morgan Chase & Co., Senior Notes, 3.63%, due
                 5/1/08                                                          Aa2             AA-                   270,461
        175,000  MBNA Corp., Notes, 4.63%, due 9/15/08                           Aa1             AA                    173,667
        300,000  Merrill Lynch & Co., Notes, 4.25%, due 9/14/07                  Aa3             AA-                   298,376(OO)
        300,000  Merrill Lynch & Co., Medium-Term Notes, Ser. B,
                 4.00%, due 11/15/07                                             Aa3             AA-                   297,396
        285,000  Morgan Stanley, Bonds, 5.80%, due 4/1/07                        Aa3             A+                    285,000
                                                                                                                    ----------
                                                                                                                     4,457,544
                                                                                                                    ----------
HEALTHCARE-PRODUCTS (0.3%)
        190,000  Mallinckrodt Group, Inc., Notes, 6.50%, due
                 11/15/07                                                        Baa3            BBB+                  190,811(OO)
                                                                                                                    ----------
INSURANCE (0.5%)
        400,000  Berkshire Hathaway Finance, Notes, 3.40%, due 7/2/07            Aaa             AAA                   398,209(OO)
                                                                                                                    ----------
MEDIA (1.3%)
        215,000  British Sky Broadcasting, Guaranteed Notes, 8.20%, due
                 7/15/09                                                         Baa2            BBB                   228,610
        275,000  Comcast Cable Communications, Notes, 8.38%, due
                 5/1/07                                                          Baa2            BBB+                  275,621(OO)
        165,000  News America Holdings, Inc., Guaranteed Notes,
                 7.38%, due 10/17/08                                             Baa2            BBB                   169,803

See Notes to Schedule of Investments


                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------

PRINCIPAL AMOUNT($)                                                                     RATING                     MARKET VALUE($)+
                                                                                 Moody's         S&P

        250,000  Time Warner Entertainment LP, Notes, 7.25%, due
                 9/1/08                                                          Baa2            BBB+                  255,456(OO)
                                                                                                                    ----------
                                                                                                                       929,490
                                                                                                                    ----------
OIL & GAS (0.2%)
        135,000  Enterprise Products Operating LP, Senior Notes,
                 4.00%, due 10/15/07                                             Baa3            BBB-                  134,016
                                                                                                                    ----------
TELECOMMUNICATIONS (0.4%)
        290,000  Verizon Global Funding Corp., Senior Unsecured
                 Notes, 4.00%, due 1/15/08                                       A3              A                     287,031(OO)
                                                                                                                    ----------
                 TOTAL CORPORATE DEBT SECURITIES
                 (COST $7,542,434)                                                                                   7,514,788
                                                                                                                    ----------
ASSET-BACKED SECURITIES (1.4%)
        168,525  Chase Funding Mortgage Loan, Ser. 2003-6, Class
                 1A3, 3.34%, due 5/25/26                                         Aaa             AAA                   166,472
        156,818  Ford Credit Auto Owner Trust, Ser. 2005-A, Class
                 A3, 3.48%, due 11/15/08                                         Aaa             AAA                   156,033
        152,911  John Deere Owner Trust, Ser. 2005-A, Class A3,
                 3.98%, due 6/15/09                                              Aaa             AAA                   151,971
        176,306  Nissan Auto Receivables Owner Trust, Ser. 2005-A,
                 Class A3, 3.54%, due 10/15/08                                   Aaa             AAA                   175,514
        376,000  Nomura Asset Acceptance Corp., Ser. 2005-S3,
                 Class AIO, 20.00%, Interest Only Security, due
                 8/25/35                                                         Aaa             AAA                    33,546
        607,000  Nomura Asset Acceptance Corp., Ser. 2005-S4,
                 Class AIO, 20.00%, Interest Only Security, due
                 10/25/35                                                        Aaa             AAA                    68,572
        692,396  Nomura Asset Acceptance Corp., Ser. 2006-AP1,
                 Class AIO, 4.50%, Interest Only Security, due
                 1/25/36                                                         Aaa             AAA                    15,254
        616,667  Nomura Asset Acceptance Corp., Ser. 2006-S2,
                 Class AIO, 10.00%, Interest Only Security, due
                 4/25/36                                                         Aaa             AAA                    46,876(n)
        114,367  Saxon Asset Securities Trust, Ser. 2004-2, Class
                 AF2, 4.15%, due 8/25/35                                         Aaa             AAA                   113,650
        104,833  USAA Auto Owner Trust, Ser. 2005-1, Class A3,
                 3.90%, due 7/15/09                                              Aaa             AAA                   104,210
                                                                                                                    ----------
                 TOTAL ASSET-BACKED SECURITIES (COST $1,071,924)                                                     1,032,098
                                                                                                                    ----------
REPURCHASE AGREEMENTS (1.5%)
      1,100,000  Repurchase Agreement with Fixed Income Clearing
                 Corp., 5.00%, due 4/2/07, dated 3/30/07, Maturity
                 Value $1,100,458, Collateralized by $1,145,000
                 Freddie Mac Disc. Note, due 5/7/07 (Collateral Value
                 $1,137,832) (COST $ 1,100,000)                                                                      1,100,000
                                                                                                                    ----------
NUMBER OF SHARES
SHORT-TERM INVESTMENTS (3.9%)
         96,877  Neuberger Berman Prime Money Fund Trust Class                                                          96,877(@)
      2,762,501  Neuberger Berman Securities Lending Quality Fund,
                 LLC                                                                                                 2,762,501(++)
                                                                                                                    ----------
                 TOTAL SHORT-TERM INVESTMENTS (COST $2,859,378)                                                      2,859,378(#)
                                                                                                                    ----------
                 TOTAL INVESTMENTS (104.0%) (COST $58,835,292)                                                      75,836,529(##)

                 Liabilities, less cash, receivables and other assets [(4.0%)]                                      (2,938,222)
                                                                                                                    ----------
                 TOTAL NET ASSETS (100.0%)                                                                         $72,898,307
                                                                                                                    ----------

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Fasciano Portfolio
------------------------------------------
NUMBER OF SHARES                               MARKET VALUE($)+    NUMBER OF SHARES                               MARKET VALUE($)+
COMMON STOCKS (95.9%)                                              FINANCIAL SERVICES (2.0%)
BANKING (1.1%)                                                          11,980  Financial Federal                      315,313
     14,100  Texas Capital Bancshares               289,050(*)           3,890  ITLA Capital                           202,358
BANKING & FINANCIAL (4.5%)                                                                                        ------------
      9,670  Boston Private Financial Holdings      269,987                                                            517,671
     16,700  Wilshire Bancorp                       273,880        FINANCIAL TECHNOLOGY (0.5%)
     13,920  Wintrust Financial                     620,971              4,000  Transaction Systems Architects         129,560(*)
                                               ------------        HEALTH PRODUCTS & SERVICES (10.9%)
                                                  1,164,838              9,200  Computer Programs and Systems          246,744
BASIC MATERIALS (1.3%)                                                   4,200  Haemonetics Corp.                      196,350(*)
     11,520  AMCOL International                    341,568              6,100  Healthcare Services Group              174,765
BIOTECHNOLOGY (1.0%)                                                    10,300  Healthspring, Inc.                     242,565(*)
      4,360  Techne Corp.                           248,956(*)           3,180  ICU Medical                            124,656(*)
BUILDING, CONSTRUCTION & FURNISHING (0.6%)                              17,540  K-V Pharmaceutical                     433,764(*)
      3,400  NCI Building Systems                   162,316(*)           5,600  LCA-Vision                             230,664(E)
BUSINESS SERVICES (9.7%)                                                 7,500  MWI Veterinary Supply                  247,500(*)
      3,700  Advisory Board                         187,294(*)           4,600  Owens & Minor                          168,958
     17,300  Korn/Ferry International               396,862(*)          16,810  STERIS Corp.                           446,474
     19,600  Navigant Consulting                    387,296(*)          10,790  Young Innovations                      293,704
      8,230  Ritchie Bros. Auctioneers              481,619                                                       ------------
     26,365  Rollins, Inc.                          606,659                                                          2,806,144
      9,060  Watson Wyatt Worldwide Class A         440,769        INDUSTRIAL & COMMERCIAL PRODUCTS (4.8%)
                                               ------------             10,200  Actuant Corp.                          518,262
                                                  2,500,499              5,400  Middleby Corp.                         711,936(*)
CHEMICALS (1.9%)                                                                                                  ------------
     17,200  Rockwood Holdings                      476,096(*)                                                       1,230,198
CONSUMER DISCRETIONARY (2.0%)                                      INSURANCE (3.4%)
      7,400  Monro Muffler Brake                    259,740             14,300  American Equity Investment Life
      6,300  RC2 Corp.                              254,457(*)                    Holding                              187,759
                                               ------------             19,200  Amerisafe Inc.                         361,920(*)
                                                    514,197              4,190  Hilb Rogal and Hobbs                   205,519
CONSUMER PRODUCTS & SERVICES (1.3%)                                      3,800  Tower Group                            122,436
      6,200  Central Garden & Pet                    91,574(*)                                                     -----------
     12,300  Central Garden & Pet Class A           180,810(*)                                                         877,634
      2,480  Tootsie Roll Industries                 74,333        INTERNET (2.3%)
                                               ------------             21,800  j2 Global Communications               604,296(*)
                                                    346,717        MACHINERY & EQUIPMENT (7.3%)
CONSUMER STAPLES (0.6%)                                                 14,000  Bucyrus International                  721,000
      2,400  Chattem Inc.                           141,456(*)           7,400  H&E Equipment Services                 159,100(*)
DEFENSE (1.6%)                                                          13,810  IDEX Corp.                             702,653
     15,500  ARGON ST                               410,130(*)           6,320  Regal-Beloit                           293,121
DISTRIBUTOR (5.6%)                                                                                                ------------
     12,400  Houston Wire & Cable                   347,448(*)(E)                                                    1,875,874
     18,000  Interline Brands                       394,560(*)     MANUFACTURING (2.9%)
      8,360  MSC Industrial Direct                  390,245             10,300  Drew Industries                        295,404(*)
     11,600  ScanSource, Inc.                       311,344(*)          13,200  RBC Bearings                           441,276(*)
                                               ------------                                                        -----------
                                                  1,443,597                                                            736,680
ELECTRICAL & ELECTRONICS (1.0%)                                    MATERIALS (0.6%)
     12,980  LoJack Corp.                           246,360(*)           5,150  Spartech Corp.                         151,101
ENTERTAINMENT (1.7%)                                               OFFICE (1.3%)
      8,540  International Speedway                 441,518             13,600  Acco Brands                            327,624(*)
FILTERS (1.2%)                                                     OIL & GAS (2.3%)
      9,900  CLARCOR Inc.                           314,820             13,600  Berry Petroleum Class A                416,976
                                                                         6,300  Comstock Resources                     172,494(*)
                                                                                                                   -----------
                                                                                                                       589,470


See Notes to Schedule of Investments


                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Fasciano Portfolio cont'd
-------------------------------------------------
NUMBER OF SHARES                               MARKET VALUE($)+
OIL SERVICES (5.3%)
      4,130  Bristow Group                          150,539(*)
     16,600  Cal Dive International                 202,686(*)
      5,922  CARBO Ceramics                         275,669
     29,400  TETRA Technologies                     726,474(*)
                                               ------------
                                                  1,355,368
PUBLISHING & BROADCASTING (5.2%)
     10,550  Courier Corp.                          412,189
     26,240  Journal Communications                 344,006
     10,300  Meredith Corp.                         591,117
                                               ------------
                                                  1,347,312
RESTAURANTS (2.1%)
      9,800  Ruby Tuesday                           280,280
     15,250  Steak n Shake                          255,743(*)
                                                -----------
                                                    536,023
SEMICONDUCTORS (1.4%)
     11,110  Cabot Microelectronics                 372,296(*)
SPECIALTY RETAIL (1.7%)
      4,500  Guitar Center                          203,040(*)
      8,500  Hibbett Sports                         243,015(*)
                                               ------------
                                                    446,055
TECHNOLOGY (2.2%)
      6,800  Landauer, Inc.                         343,264
     19,800  Online Resources &
               Communications                       227,106(*)
                                               ------------
                                                    570,370
TRANSPORTATION (3.1%)
     13,573  Heartland Express                      215,539
      8,300  Hub Group Class A                      240,617(*)
      7,720  Landstar System                        353,885
                                               ------------
                                                    810,041
WASTE MANAGEMENT (1.5%)
     13,297  Waste Connections                      398,112(*)
TOTAL COMMON STOCKS
(COST $21,452,664)                               24,723,947
                                               ------------
SHORT-TERM INVESTMENTS (6.6%)
  1,064,794  Neuberger Berman Prime Money
               Fund Trust Class                   1,064,794(@)
    640,101  Neuberger Berman Securities
             Lending Quality Fund, LLC              640,101(++)
                                               ------------
TOTAL SHORT-TERM INVESTMENTS
(COST $1,704,895)                                 1,704,895(#)
                                               ------------

TOTAL INVESTMENTS (102.5%)
(COST $23,157,559)                               26,428,842(##)
Liabilities, less cash, receivables and other
  assets [(2.5%)]                                  (641,696)
                                               ------------

TOTAL NET ASSETS (100.0%)                      $ 25,787,146
                                               ------------

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Growth Portfolio
----------------------------------------
NUMBER OF SHARES                               MARKET VALUE($)+    NUMBER OF SHARES                               MARKET VALUE($)+
COMMON STOCKS (99.8%)                                                    7,500  Chicago Mercantile Exchange          3,993,450
AEROSPACE (4.7%)                                                        20,000  GFI Group                            1,359,400(*)(E)
     20,000  BE Aerospace                           634,000(*)          36,000  Moody's Corp.                        2,234,160
     40,000  Precision Castparts                  4,162,000             13,500  Northern Trust                         811,890
     47,000  Rockwell Collins                     3,145,710             52,500  Nuveen Investments                   2,483,250
                                              -------------                                                      -------------
                                                  7,941,710                                                         11,464,350
BASIC MATERIALS (1.6%)                                             FOOD PRODUCTS (0.7%)
     64,000  Airgas, Inc.                         2,697,600             35,000  Corn Products International          1,245,650
BIOTECHNOLOGY (4.0%)                                               HARDWARE (0.4%)
     11,000  Amylin Pharmaceuticals                 410,960(*)(E)       18,300  Network Appliance                      668,316(*)
     55,000  Celgene Corp.                        2,885,300(*)(E)  HEALTH CARE (8.6%)
      6,500  Cephalon, Inc.                         462,865(*)          50,000  Allscripts Healthcare Solutions      1,340,500(*)(E)
     20,000  Gilead Sciences                      1,530,000(*)          48,500  Cerner Corp.                         2,640,825(*)(E)
     45,000  Pharmaceutical Product                                     97,000  Cytyc Corp.                          3,318,370(*)
               Development                        1,516,050             27,500  Gen-Probe                            1,294,700(*)
                                              -------------             10,000  Healthways, Inc.                       467,500(*)
                                                  6,805,175             60,000  Psychiatric Solutions                2,418,600(*)
BUSINESS SERVICES (11.9%)                                               10,000  Shire PLC ADR                          619,000
     30,000  Albemarle Corp.                      1,240,200             68,000  VCA Antech                           2,469,080(*)
     65,000  Alliance Data Systems                4,005,300(*)                                                   -------------
    130,000  CB Richard Ellis Group               4,443,400(*)                                                      14,568,575
     35,000  Corporate Executive Board            2,658,600        INDUSTRIAL (4.2%)
     22,500  Corrections Corporation of                                 34,000  Danaher Corp.                        2,429,300
               America                            1,188,225(*)          38,000  Dover Corp.                          1,854,780
     17,500  MasterCard, Inc. Class A             1,859,200(E)          37,500  Fastenal Co.                         1,314,375(E)
      9,500  Stericycle, Inc.                       774,250(*)          17,000  Fluor Corp.                          1,525,240
     50,000  Trimble Navigation                   1,342,000(*)                                                   -------------
     45,000  VeriFone Holdings                    1,652,850(*)                                                       7,123,695
     30,500  VistaPrint Ltd.                      1,168,150(*)     INTERNET (0.4%)
                                              -------------             27,000  Intuit Inc.                            738,720(*)
                                                 20,332,175        LEISURE (6.4%)
CABLE SYSTEMS (0.6%)                                                    41,500  Gaylord Entertainment                2,194,105(*)
     32,500  Liberty Global Class A               1,070,225(*)          27,500  Hilton Hotels                          988,900
COMMUNICATIONS EQUIPMENT (1.8%)                                         50,000  Marriott International               2,448,000
      8,500  F5 Networks, Inc.                      566,780(*)          25,000  Orient-Express Hotel                 1,495,500
     32,500  Harris Corp.                         1,655,875             41,000  Penn National Gaming                 1,739,220(*)
     45,000  Juniper Networks                       885,600(*)          30,000  Scientific Games Class A               984,900(*)
                                              -------------             25,000  WMS Industries                         981,000(*)
                                                  3,108,255                                                      -------------
CONSUMER STAPLES (2.0%)                                                                                             10,831,625
     20,000  Chattem Inc.                         1,178,800(*)     MEDIA (2.4%)
     50,000  Shoppers Drug Mart                   2,215,245              6,200  BigBand Networks                       111,662(*)
                                              -------------             20,000  Focus Media Holding ADR              1,569,200(*)
                                                  3,394,045             40,000  Grupo Televisa GDS                   1,192,000
DEFENSE & AEROSPACE (0.5%)                                              20,000  Lamar Advertising                    1,259,400(E)
     12,500  Armor Holdings                         841,625(*)                                                   -------------
ENERGY (6.8%)                                                                                                        4,132,262
     97,500  Denbury Resources                    2,904,525(*)     MEDICAL EQUIPMENT (6.4%)
     27,500  National-Oilwell Varco               2,139,225(*)          20,000  C.R. Bard                            1,590,200
     73,750  Range Resources                      2,463,250             31,500  Hologic, Inc.                        1,815,660(*)
     43,000  Smith International                  2,066,150              5,000  Intuitive Surgical                     607,850(*)
     35,000  XTO Energy                           1,918,350             58,000  Kyphon Inc.                          2,618,120(*)
                                              -------------             40,000  ResMed Inc.                          2,014,800(*)
                                                 11,491,500             45,500  Varian Medical Systems               2,169,895(*)
FINANCIAL SERVICES (6.7%)                                                                                        -------------
     20,000  AerCap Holdings NV                     582,200(*)                                                      10,816,525

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Growth Portfolio cont'd
-----------------------------------------------
NUMBER OF SHARES                               MARKET VALUE($)+    NUMBER OF SHARES                               MARKET VALUE($)+
OIL & GAS (0.8%)                                                    17,374,201  Neuberger Berman Securities
     47,000  Dresser-Rand Group                   1,431,620(*)                  Lending Quality Fund, LLC           17,374,201(++)
RETAIL (7.3%)                                                                                                    -------------
     19,500  Abercrombie & Fitch                  1,475,760        TOTAL SHORT-TERM INVESTMENTS
     85,000  Coach, Inc.                          4,254,250(*)     (COST $18,099,362)                               18,099,362(#)
     25,000  Dollar Tree Stores                     956,000(*)                                                   -------------
     53,500  Nordstrom, Inc.                      2,832,290
     20,000  O' Reilly Automotive                   662,000(*)     TOTAL INVESTMENTS (110.5%)
     15,000  PETsMART, Inc.                         494,400        (COST $122,297,080)                             188,054,202(##)
     20,000  Polo Ralph Lauren                    1,763,000        Liabilities, less cash, receivables and other
                                              -------------          assets [(10.5%)]                              (17,805,595)
                                                 12,437,700                                                      -------------
SEMICONDUCTORS (3.0%)
     18,000  MEMC Electronic Materials            1,090,440(*)     TOTAL NET ASSETS (100.0%)                     $ 170,248,607
     70,000  Microchip Technology                 2,487,100(E)                                                   -------------
     27,000  Varian Semiconductor Equipment       1,441,260(*)
                                              -------------
                                                  5,018,800
SOFTWARE (1.7%)
     53,000  Autodesk, Inc.                       1,992,800(*)
     30,000  Citrix Systems                         960,900(*)
                                              -------------
                                                  2,953,700
TECHNOLOGY (6.5%)
     55,000  Activision, Inc.                     1,041,700(*)
     20,000  Akamai Technologies                    998,400(*)
    140,000  Arris Group                          1,971,200(*)
     45,000  Cognizant Technology Solutions       3,972,150(*)
      7,000  Equinix Inc.                           599,410(*)
     25,000  GSI Commerce                           564,750(*)
     45,000  Logitech International S.A.          1,252,350(*)
     24,000  NVIDIA Corp.                           690,720(*)
                                              -------------
                                                 11,090,680
TELECOMMUNICATIONS (9.1%)
     80,000  American Tower                       3,116,000(*)
     14,600  Clearwire Corp. Class A                298,862(*)
    120,000  Dobson Communications                1,030,800(*)
     60,000  Leap Wireless International          3,958,800(*)
     50,000  NeuStar, Inc.                        1,422,000(*)(E)
     60,000  NII Holdings                         4,450,800(*)
     40,000  SBA Communications                   1,182,000(*)
                                              -------------
                                                 15,459,262
TRANSPORTATION (1.3%)
     35,000  C.H. Robinson Worldwide              1,671,250
     15,000  Expeditors International               619,800
                                              -------------
                                                  2,291,050
TOTAL COMMON STOCKS
(COST $104,197,718)                             169,954,840
                                              -------------
SHORT-TERM INVESTMENTS (10.7%)
    725,161  Neuberger Berman Prime Money
             Fund Trust Class                       725,161(@)

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Guardian Portfolio
------------------------------------------
NUMBER OF SHARES                               MARKET VALUE($)(+)  NUMBER OF SHARES                               MARKET VALUE($)(+)
COMMON STOCKS (97.2%)                                              OIL SERVICES (0.6%)
AUTOMOTIVE (5.0%)                                                       12,325  Schlumberger Ltd.                      851,658
     59,925  BorgWarner, Inc.                     4,519,543        PHARMACEUTICAL (3.7%)
     22,825  Toyota Motor ADR                     2,925,252             99,175  Novartis AG ADR                      5,417,930
                                               -----------         TECHNOLOGY (3.8%)
                                                  7,444,795            211,950  National Instruments                 5,559,449
BANKING & FINANCIAL (8.2%)                                         TECHNOLOGY - SEMICONDUCTOR (9.7%)
    152,375  Bank of New York                     6,178,806            361,225  Altera Corp.                         7,220,888(*)
     91,375  State Street                         5,916,531            239,800  Texas Instruments                    7,217,980
                                               ------------                                                       ------------
                                                 12,095,337                                                         14,438,868
BIOTECHNOLOGY (0.5%)                                               TECHNOLOGY - SEMICONDUCTOR CAPITAL EQUIPMENT (3.5%)
     53,700  Medarex, Inc.                          694,878(*)         311,225  Teradyne, Inc.                       5,147,662(*)
CABLE SYSTEMS (9.0%)                                               TRANSPORTATION (2.6%)
    184,425  Comcast Corp. Class A Special        4,697,305(*)          88,700  Canadian National Railway            3,915,218
    205,495  Liberty Global Class A               6,766,950(*)     UTILITIES (4.5%)
     59,870  Liberty Global Class C               1,834,417(*)         425,753  National Grid                        6,681,596
                                               ------------        WASTE MANAGEMENT (4.5%)
                                                 13,298,672             44,025  Republic Services                    1,224,776
CONSUMER DISCRETIONARY (1.5%)                                          159,150  Waste Management                     5,476,351
     27,135  V.F. Corp.                           2,241,894                                                       ------------
CONSUMER STAPLES (1.2%)                                                                                              6,701,127
     33,950  Costco Wholesale                     1,827,868        TOTAL COMMON STOCKS
ENERGY (2.0%)                                                      (COST $102,479,416)                             144,119,120
     46,400  BP PLC ADR                           3,004,400                                                       ------------
FINANCIAL SERVICES (7.0%)                                          SHORT-TERM INVESTMENTS (2.8%)
    114,000  Citigroup Inc.                       5,852,760          4,099,671  Neuberger Berman Prime Money
     51,650  Freddie Mac                          3,072,658                       Fund Trust Class
      7,325  Goldman Sachs Group                  1,513,565                       (COST $4,099,671)                  4,099,671(@)(#)
                                               ------------                                                       ------------
                                                 10,438,983        TOTAL INVESTMENTS (100.0%)
HEALTH PRODUCTS & SERVICES (4.2%)                                  (COST $106,579,087)                             148,218,791(##)
    116,850  UnitedHealth Group                   6,189,544        Liabilities, less cash, receivables
INDUSTRIAL (7.9%)                                                    and other assets (0.0%)                            (4,800)
     63,250  3M Co.                               4,834,198                                                       ------------
     96,225  Danaher Corp.                        6,875,276        TOTAL NET ASSETS (100.0%)                      $148,213,991
                                               ------------                                                       ------------
                                                 11,709,474
INSURANCE (5.3%)
     69,075  Progressive Corp.                    1,507,216
    160,850  Willis Group Holdings                6,366,443
                                               ------------
                                                  7,873,659
LIFE SCIENCE TOOLS & SUPPLIES (2.2%)
     45,800  Millipore Corp.                      3,319,126(*)
MEDIA (7.3%)
    155,075  E.W. Scripps                         6,928,751
    160,539  Liberty Media Holding Interactive
               Class A                            3,824,039(*)
                                               ------------
                                                 10,752,790
OIL & GAS (3.0%)
     20,650   Cimarex Energy                         764,463
     89,900   Newfield Exploration                 3,749,729(*)
                                               ------------
                                                  4,514,192


See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Portfolio
------------------------------------------------------------------
PRINCIPAL AMOUNT($)                                                                      RATING                  MARKET VALUE($)+
                                                                                 Moody's         S&P
CORPORATE DEBT SECURITIES (95.7%)
AEROSPACE/DEFENSE (0.8%)
         50,000  L-3 Communications Corp., Guaranteed Senior
                 Subordinated Notes, 7.63%, due 6/15/12                          Ba3             BB+                   51,500
AIRLINES (0.7%)
         42,694  Continental Airlines, Inc., Pass-Through Certificates,
                 9.80%, due 4/1/21                                               Ba1             BB+                   47,390
APPAREL/TEXTILES (0.3%)
         20,000  Levi Strauss & Co., Senior Unsubordinated Notes, 9.75%, due
                 1/15/15                                                         B2              B                     21,950
AUTO LOANS (5.9%)
         60,000  Ford Motor Credit Co., Unsecured Notes, 7.38%,
                 due 10/28/09                                                    B1              B                     59,890
        160,000  Ford Motor Credit Co., Bonds, 7.38%, due 2/1/11                 B1              B                    157,365(OO)
        105,000  General Motors Acceptance Corp., Notes, 6.88%,
                 due 9/15/11                                                     Ba1             BB+                  105,102
         60,000  General Motors Acceptance Corp., Unsecured
                 Notes, 7.00%, due     2/1/12                                    Ba1             BB+                   60,283
                                                                                                                   ----------
                                                                                                                      382,640
                                                                                                                   ----------
AUTO PARTS & EQUIPMENT (0.4%)
         10,000  Goodyear Tire & Rubber Co., Senior Notes, 8.63%,
                 due 12/1/11                                                     B2              B-                    10,750(n)
         15,000  Goodyear Tire & Rubber Co., Senior Notes, 9.00%,
                 due 7/1/15                                                      B2              B-                    16,463
                                                                                                                   ----------
                                                                                                                       27,213
                                                                                                                   ----------
AUTOMOTIVE (2.0%)
         80,000  General Motors Corp., Senior Unsecured
                 Debentures, 8.25%, due 7/15/23                                  Caa1            B-                    72,000(OO)
         60,000  General Motors Corp., Senior Unsubordinated
                 Notes, 8.38%, due 7/15/33                                       Caa1            B-                    53,850(E)
                                                                                                                   ----------
                                                                                                                      125,850
                                                                                                                   ----------
BEVERAGE (0.5%)
         30,000  Constellation Brands, Inc., Guaranteed Notes,
                 7.25%, due 9/1/16                                               Ba3             BB-                   30,375
CHEMICALS (3.9%)
         20,000  Chemtura Corp., Guaranteed Notes, 6.88%, due
                 6/1/16                                                          Ba1             BB+                   19,350
         55,000  Hexion US Finance Corp., Senior Notes, 9.75%, due
                 11/15/14                                                        B3              B-                    57,681(n)
         10,000  Lyondell Chemical Co., Guaranteed Notes, 8.25%,
                 due 9/15/16                                                     B1              B+                    10,700
         80,000  MacDermid, Inc., Senior Subordinated Notes,
                 9.50%, due 4/15/17                                              Caa1            CCC+                   82,200(n)(O)
         35,000  Methanex Corp., Senior Unsecured Notes, 8.75%, due
                 8/15/12                                                         Ba1             BBB-                  38,850
         45,000  PQ Corp., Guaranteed Notes, 7.50%, due 2/15/13                  B3              B-                    45,450
                                                                                                                   ----------
                                                                                                                      254,231
                                                                                                                   ----------
CONSUMER - PRODUCTS (0.9%)
         35,000  Amscan Holdings, Inc., Senior Subordinated Notes,
                 8.75%, due 5/1/14                                               Caa1            CCC+                  34,387
         25,000  Yankee Acquisition Corp., Senior Subordinated
                 Notes, 9.75%, due 2/15/17                                       Caa1            CCC+                  25,313(n)(E)
                                                                                                                   ----------
                                                                                                                       59,700
                                                                                                                   ----------

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Portfolio
------------------------------------------------------------------
PRINCIPAL AMOUNT($)                                                                      RATING                   MARKET VALUE($)+
                                                                                 Moody's         S&P
DIVERSIFIED CAPITAL GOODS (0.2%)
         10,000  American Railcar Industries, Inc., Senior Unsecured
                 Notes, 7.50%, due 3/1/14                                        B1              BB-                    10,275(n)
ELECTRIC - GENERATION (3.9%)
         40,000  Dynegy-Roseton Danskamme, Pass-Through
                 Certificates, Ser. B, 7.67%, due 11/8/16                        Ba3             B                      42,400
         65,000  Midwest Generation LLC, Secured Notes, 8.75%,
                 due 5/1/34                                                      Ba2             B+                     70,525
         80,000  Mirant Americas Generation, Inc., Senior Unsecured
                 Notes, 8.30%, due 5/1/11                                        Caa1            B-                     82,000
         30,000  NRG Energy, Inc., Guaranteed Notes, 7.38%, due
                 2/1/16                                                          B1              B-                     30,825
         25,000  NRG Energy, Inc., Guaranteed Notes, 7.38%, due
                 1/15/17                                                         B1              B-                     25,656
                                                                                                                    ----------
                                                                                                                       251,406
                                                                                                                    ----------
ELECTRIC - INTEGRATED (0.4%)
         25,000  CMS Energy Corp., Senior Notes, 7.75%, due
                 8/1/10                                                          Ba3             B+                     26,500
ELECTRONICS (3.3%)
         70,000  Flextronics Int'l., Ltd., Senior Subordinated Notes,
                 6.50%, due 5/15/13                                              Ba2             BB-                    69,300
         65,000  Freescale Semiconductor, Inc., Senior Notes,
                 9.13%, due 12/15/14                                             B1              B                      64,513(n)
         75,000  NXP BV, Secured Notes, 7.88%, due 10/15/14                      Ba2             BB+                    77,437(n)
                                                                                                                    ----------
                                                                                                                       211,250
                                                                                                                    ----------
ENERGY-EXPLORATION & PRODUCTION (3.3%)
         35,000  Chesapeake Energy Corp., Guaranteed Notes,
                 7.50%, due 9/15/13                                              Ba2             BB                     36,575
         15,000  Chesapeake Energy Corp., Guaranteed Notes,
                 6.38%, due 6/15/15                                              Ba2             BB                     15,037
         30,000  Forest Oil Corp., Guaranteed Senior Unsecured
                 Notes, 7.75%, due 5/1/14                                        B1              B+                     30,450
         30,000  Newfield Exploration Co., Senior Notes, 7.63%, due
                 3/1/11                                                          Ba1             BB+                    31,725
        100,000  Sabine Pass L.P., Secured Notes, 7.50%, due
                 11/30/16                                                        Ba3             BB                    100,750(n)
                                                                                                                    ----------
                                                                                                                       214,537
                                                                                                                    ----------
ENVIRONMENTAL (1.1%)
         50,000  Allied Waste North America, Inc., Secured Notes,
                 Ser. B, 5.75%, due 2/15/11                                      B1              BB                     48,750
         20,000  Allied Waste North America, Inc., Guaranteed Notes,
                 6.88%, due 6/1/17                                               B1              BB                     20,050
                                                                                                                    ----------
                                                                                                                        68,800
                                                                                                                    ----------
FOOD & DRUG RETAILERS (1.1%)
         65,000  Jean Coutu Group PJC, Inc., Guaranteed Notes,
                 8.50%, due 8/1/14                                               Caa2            B-                     70,525
FOOD - WHOLESALE (0.5%)
         30,000  Dean Foods Co., Guaranteed Notes, 7.00%, due
                 6/1/16                                                          Ba2             B+                     30,112
FORESTRY/PAPER (0.5%)
         30,000  Bowater, Inc., Debentures, 9.00%, due 8/1/09                    B3              B+                     31,425(E)
GAMING (3.7%)
         20,000  Chukchansi Economic Development Authority,
                 Senior Notes, 8.00%, due 11/15/13                               B2              BB-                    20,675(n)

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Portfolio
------------------------------------------------------------------
PRINCIPAL AMOUNT($)                                                                      RATING                  MARKET VALUE($)+
                                                                                 Moody's         S&P
         75,000  Majestic Star LLC, Senior Unsecured Notes, 9.75%,
                 due 1/15/11                                                     Caa1            CCC+                  71,437
         35,000  MGM Grand, Inc., Guaranteed Senior Notes, 6.00%,
                 due 10/1/09                                                     Ba2             BB                    35,044
         10,000  Park Place Entertainment, Senior Subordinated
                 Notes, 7.88%, due 3/15/10                                       Ba1             B+                    10,450
         35,000  Pokagon Gaming Authority, Senior Notes, 10.38%,
                 due 6/15/14                                                     B3              B                     38,587(n)
         30,000  San Pasqual Casino, Notes, 8.00%, due 9/15/13                   B2              B+                    30,863(n)
         35,000  Station Casinos, Inc., Senior Unsecured
                 Subordinated Notes, 6.88%, due 3/1/16                           Ba3             B                     32,069
                                                                                                                   ----------
                                                                                                                      239,125
                                                                                                                   ----------
GAS DISTRIBUTION (5.7%)
         30,000  AmeriGas Partners, L.P., Senior Unsecured Notes,
                 7.25%, due 5/20/15                                              B1                                    30,300
         60,000  El Paso Natural Gas Co., Senior Unsecured Notes,
                 Ser. A, 7.63%, due 8/1/10                                       Baa3            BB                    62,615
         25,000  El Paso Natural Gas Co., Bonds, 8.38%, due
                 6/15/32                                                         Baa3            BB                    30,801
         30,000  Ferrellgas Partners L.P., Senior Unsecured Notes,
                 8.75%, due 6/15/12                                              B2              B-                    31,125
         30,000  Kinder Morgan, Inc., Senior Notes, 6.50%, due
                 9/1/12                                                          Baa2            BB-                   30,599
         35,000  Kinder Morgan, Inc., Guaranteed Notes, 5.70%, due
                 1/5/16                                                          Baa2            BB-                   32,816
         75,000  Regency Energy Partners, Senior Unsecured Notes,
                 8.38%, due 12/15/13                                             B2              B                     76,500(n)
         35,000  Targa Resources, Inc., Guaranteed Notes, 8.50%,
                 due 11/1/13                                                     B3              B-                    35,700(n)
         35,000  Transcontinental Gas Pipe Line Corp., Senior
                 Unsecured Notes, 6.40%, due 4/15/16                             Ba1             BB+                   36,094
                                                                                                                   ----------
                                                                                                                      366,550
                                                                                                                   ----------
HEALTH SERVICES (10.9%)
         65,000  CDRV Investors, Inc., Senior Floating Rate Notes,
                 9.86%, due 6/1/07                                               Caa1            CCC+                  64,675(n)(u)
         95,000  CDRV Investors, Inc., Senior Unsecured Notes,
                 Step-Up, 0.00%/9.63%, due 1/1/15                                Caa1            CCC+                  81,700(^^)
         65,000  HCA, Inc., Senior Unsecured Notes, 6.50%, due
                 2/15/16                                                         Caa1            B-                    55,331(E)
        130,000  HCA, Inc., Secured Notes, 9.25%, due 11/15/16                   B2              BB-                  140,237(n)
         15,000  Omnicare, Inc., Senior Subordinated Notes, 6.13%,
                 due 6/1/13                                                      Ba3             BB+                   14,625
         45,000  Omnicare, Inc., Guaranteed Notes, 6.88%, due
                 12/15/15                                                        Ba3             BB+                   45,394
         50,000  Service Corp. Int'l., Senior Unsecured Notes, 7.38%,
                 due 10/1/14                                                     B1              BB-                   52,000
         70,000  Service Corp. Int'l., Senior Notes, 6.75%, due 4/1/15           B1              BB-                   70,350(n)(O)
         20,000  Spheris, Inc., Senior Subordinated Notes, 11.00%,
                 due 12/15/12                                                    Caa1            CCC                   19,950
         15,000  US Oncology, Inc., Senior Unsecured Floating Rate
                 Notes, 9.80%, due 9/17/07                                       B3              B-                     15,150(n)(u)
         75,000  US Oncology, Inc., Senior Unsecured Floating Rate
                 Notes, 10.58%, due 9/17/07                                      B3              B-                    76,500(u)
         25,000  US Oncology, Inc., Guaranteed Notes, 9.00%, due
                 8/15/12                                                         B1              B-                    26,688

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Portfolio
------------------------------------------------------------------
PRINCIPAL AMOUNT($)                                                                      RATING                   MARKET VALUE($)+
                                                                                 Moody's         S&P
         40,000  Ventas Realty L.P., Guaranteed Notes, 6.75%, due 6/1/10         Ba2             BB+                    41,100
                                                                                                                    ----------
                                                                                                                       703,700
                                                                                                                    ----------
HOTELS (0.8%)
         30,000  Host Hotels & Resorts L.P., Guaranteed Notes,
                 6.88%, due 11/1/14                                                              BB                     30,450
         20,000  Host Marriott L.P., Senior Notes, 7.13%, due 11/1/13            Ba1             BB                     20,450
                                                                                                                    ----------
                                                                                                                        50,900
                                                                                                                    ----------
INVESTMENTS & MISC. FINANCIAL SERVICES (1.1%)
         65,000  Cardtronics, Inc., Guaranteed Notes, 9.25%, due
                 8/15/13                                                         B3              B-                     68,250
LEISURE (0.4%)
         25,000  AMF Bowling Worldwide, Inc., Guaranteed Notes,
                 10.00%, due 3/1/10                                              B3              CCC+                   26,125
MEDIA - BROADCAST (4.8%)
         30,000  Clear Channel Communications, Inc., Senior Notes,
                 5.50%, due 9/15/14                                              Baa3            BB+                    26,559
         60,000  CMP Susquehanna Corp., Senior Subordinated
                 Notes, 9.88%, due 5/15/14                                       B3              CCC                    61,500(n)
         25,000  Entercom Radio/Capital, Guaranteed Senior
                 Subordinated Notes, 7.63%, due 3/1/14                           B1              B                      25,250
         50,000  LIN Television Corp., Senior Subordinated Notes,
                 6.50%, due 5/15/13                                              B1              B-                     48,937
         10,000  LIN Television Corp., Guaranteed Notes, Ser. B,
                 6.50%, due 5/15/13                                              B1              B-                      9,788
         45,000  Paxson Communications, Secured Floating Rate
                 Notes, 11.61%, due 4/16/07                                      Caa2            CCC-                   46,913(n)(u)
         60,000  Umbrella Acquisition, Inc., Senior Notes, 9.75%, due
                 3/15/15                                                         B3              CCC+                   59,775(n)(E)
         10,000  Young Broadcasting, Inc., Guaranteed Notes,
                 10.00%, due 3/1/11                                              Caa1            CCC-                    9,850
         20,000  Young Broadcasting, Inc., Senior Subordinated
                 Notes, 8.75%, due 1/15/14                                       Caa1            CCC-                   18,650
                                                                                                                    ----------
                                                                                                                       307,222
                                                                                                                    ----------
MEDIA - CABLE (3.4%)
         15,000  CCH I Holdings LLC, Guaranteed Notes, 10.00%,
                 due 5/15/14                                                     Caa3            CCC-                   13,388(E)
         90,000  CCH I Holdings LLC, Secured Notes, 11.00%, due
                 10/1/15                                                         Caa2            CCC-                   93,375(OO)
         20,000  Charter Communications Operating LLC, Senior
                 Notes, 8.00%, due 4/30/12                                       B3              B-                     20,825(n)
         45,000  EchoStar DBS Corp., Guaranteed Notes, 6.38%,
                 due 10/1/11                                                     Ba3             BB-                    45,281
         25,000  EchoStar DBS Corp., Guaranteed Notes, 7.00%,
                 due 10/1/13                                                     Ba3             BB-                    25,750
         20,000  EchoStar DBS Corp., Guaranteed Notes, 7.13%,
                 due 2/1/16                                                      Ba3             BB-                    20,650(E)
                                                                                                                    ----------
                                                                                                                       219,269
                                                                                                                    ----------
MEDIA - SERVICES (1.4%)
         45,000  WMG Acquisition Corp., Senior Subordinated Notes,
                 7.38%, due 4/15/14                                              B2              B                      42,862
         60,000  WMG Holdings Corp., Guaranteed Notes, Step-Up,
                 0.00%/9.50%, due 12/15/14                                       B2              B                      45,900(^^)
                                                                                                                    ----------
                                                                                                                        88,762
                                                                                                                    ----------
METALS/MINING EXCLUDING STEEL (4.2%)
         25,000  Aleris Int'l., Inc., Senior Notes, 9.00%, due 12/15/14          B3              B-                     26,375(n)

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Portfolio
------------------------------------------------------------------
PRINCIPAL AMOUNT($)                                                                      RATING                   MARKET VALUE($)+
                                                                                 Moody's         S&P
         30,000  Aleris Int'l., Inc., Senior Subordinated Notes,
                 10.00%, due 12/15/16                                            Caa1            B-                    31,350(n)
         40,000  Arch Western Finance Corp., Guaranteed Notes,
                 6.75%, due 7/1/13                                               B1              BB-                   39,350
         10,000  Freeport-McMoRan Copper & Gold, Senior
                 Unsecured Notes, 8.25%, due 4/1/15                              Ba3             B+                    10,763
         50,000  Freeport-McMoRan Copper & Gold, Senior
                 Unsecured Notes, 8.38%, due 4/1/17                              Ba3             B+                    54,062
         90,000  Massey Energy Co., Guaranteed Senior Notes,
                 6.88%, due 12/15/13                                             B2              B+                    85,387
         25,000  Peabody Energy Corp., Senior Guaranteed Notes,
                 Ser. B, 6.88%, due 3/15/13                                      Ba1             BB                    25,438
                                                                                                                   ----------
                                                                                                                      272,725
                                                                                                                   ----------
NON-FOOD & DRUG RETAILERS (1.6%)
         20,000  Blockbuster, Inc., Senior Subordinated Notes,
                 9.00%, due 9/1/12                                               Caa2            CCC+                  20,200
         30,000  Bon-Ton Department Stores, Inc., Guaranteed
                 Notes, 10.25%, due 3/15/14                                      B3              B-                    32,212(E)
         30,000  GSC Holdings Corp., Guaranteed Notes, 8.00%,
                 due 10/1/12                                                     B1              B+                    31,800
         25,000  Michaels Stores, Inc., Subordinated Notes, Step-Up,
                 0.00%/13.00%, due 11/1/16                                       Caa1            CCC                   15,750(n)(^^)
                                                                                                                    ----------
                                                                                                                        99,962
                                                                                                                    ----------
PACKAGING (3.3%)
        120,000  Ball Corp., Guaranteed Notes, 6.88%, due 12/15/12               Ba1             BB                    121,200(E)
         25,000  Crown Americas LLC, Guaranteed Notes, 7.75%,
                 due 11/15/15                                                    B1              B                      26,000(E)
         20,000  Graham Packaging Co, Inc., Guaranteed Notes,
                 9.88%, due 10/15/14                                             Caa1            CCC+                   20,400(E)
         40,000  Owens-Brockway Glass Container, Inc., Guaranteed
                 Notes, 8.75%, due 11/15/12                                      Ba2             BB-                    42,100
                                                                                                                    ----------
                                                                                                                       209,700
                                                                                                                    ----------
PRINTING & PUBLISHING (5.8%)
         10,000  Dex Media West LLC, Senior Unsecured Notes, Ser.
                 B, 8.50%, due 8/15/10                                           B1              B                      10,463
         20,000  Dex Media West LLC, Guaranteed Notes, Ser. B,
                 9.88%, due 8/15/13                                              B2              B                      21,825
         25,000  Dex Media, Inc., Senior Disc. Notes, Step-Up,
                 0.00%/9.00%, due 11/15/13                                       B3              B                      23,281(^^)
         90,000  Idearc, Inc., Senior Notes, 8.00%, due 11/15/16                 B2              B+                     92,587(n)
         60,000  Primedia, Inc., Guaranteed Senior Unsecured
                 Notes, 8.88%, due 5/15/11                                       B2              B                      61,650
        110,000  R.H. Donnelley Corp., Senior Unsecured Notes, Ser
                 A-3, 8.88%, due 1/15/16                                         B3              B                     116,875
         50,000  Reader's Digest Association, Inc., Senior
                 Subordinated Notes, 9.00%, due 2/15/17                          Caa1            CCC+                   48,125(n)
                                                                                                                    ----------
                                                                                                                       374,806
                                                                                                                    ----------
RAILROADS (1.1%)
         20,000  Kansas City Southern Mexico, Senior Notes, 7.63%,
                 due 12/1/13                                                     B3              B-                     20,225(n)
         50,000  TFM SA de C.V., Senior Notes, 9.38%, due 5/1/12                 B3              B-                     53,750
                                                                                                                    ----------
                                                                                                                        73,975
                                                                                                                    ----------

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Portfolio
------------------------------------------------------------------
PRINCIPAL AMOUNT($)                                                                      RATING                   MARKET VALUE($)+
                                                                                 Moody's          S&P
REAL ESTATE DEV. & MGT. (0.9%)
         60,000  American Real Estate Partners, L.P., Senior Notes,
                 8.13%, due 6/1/12                                               Ba3             BB+                    61,050
RESTAURANTS (0.4%)
         25,000  NPC Int'l., Inc., Guaranteed Notes, 9.50%, due
                 5/1/14                                                          Caa1            B-                     25,875
SOFTWARE/SERVICES (0.4%)
         25,000  SunGard Data Systems, Inc., Guaranteed Notes,
                 9.13%, due 8/15/13                                              Caa1            B-                     26,813
STEEL PRODUCERS/PRODUCTS (0.6%)
         40,000  Tube City IMS Corp., Senior Subordinated Notes,
                 9.75%, due 2/1/15                                               B3              B-                     41,600(n)
SUPPORT - SERVICES (5.4%)
         20,000  Aramark Corp., Senior Floating Rate Notes, 8.86%,
                 due 5/1/07                                                      B3              B-                     20,550(n)(u)
         30,000  Aramark Corp., Senior Notes, 8.50%, due 2/1/15                  B3              B-                     31,200(n)
         10,000  Education Management LLC, Guaranteed Notes,
                 8.75%, due 6/1/14                                               B2              CCC+                   10,525
         50,000  Knowledge Learning Corp., Inc., Guaranteed Notes,
                 7.75%, due 2/1/15                                               B2              B-                     49,125(n)
         50,000  Language Line, Inc., Guaranteed Notes, 11.13%,
                 due 6/15/12                                                     B3              CCC+                   53,125
         65,000  Monitronics Int'l., Inc., Guaranteed Notes, 11.75%,
                 due 9/1/10                                                      B3              B-                     67,925
         50,000  Rural/Metro Corp., Guaranteed Notes, 9.88%, due
                 3/15/15                                                         B3              CCC+                   53,000
         60,000  United Rentals N.A., Inc., Guaranteed Notes, 6.50%,
                 due 2/15/12                                                     B1              B+                     59,850
                                                                                                                    ----------
                                                                                                                       345,300
                                                                                                                    ----------
TELECOM - FIXED LINE (0.3%)
         20,000  Level 3 Financing, Inc., Senior Notes, 9.25%, due 11/1/14       B3              CCC+                   20,550(n)
TELECOM - INTEGRATED/SERVICES (7.7%)
         80,000  Citizens Utilities Co., Bonds, 6.63%, due 3/15/15               Ba2             BB+                    79,900(n)
         20,000  Dycom Industries, Inc., Guaranteed Notes, 8.13%,
                 due 10/15/15                                                    Ba3             B+                     21,000
         45,000  Intelsat Subsidiary Holdings Co. Ltd., Guaranteed
                 Notes, 8.63%, due 1/15/15                                       B2              B+                     48,150
         75,000  Nordic Telephone Co. Holdings, Senior Secured
                 Notes, 8.88%, due 5/1/16                                        B2              B                      80,250(n)
        115,000  Qwest Corp., Senior Floating Rate Notes, 8.60%,
                 due 6/15/07                                                     Ba1             BB+                   125,350(u)
         20,000  Qwest Corp., Senior Notes, 7.88%, due 9/1/11                    Ba1             BB+                    21,250
         30,000  Qwest Corp., Senior Unsecured Notes, 7.50%, due
                 10/1/14                                                         Ba1             BB+                    31,650
         25,000  Windstream Corp., Guaranteed Notes, 8.13%, due
                 8/1/13                                                          Ba3             BB-                    27,063(E)
         55,000  Windstream Corp., Guaranteed Notes, 8.63%, due
                 8/1/16                                                          Ba3             BB-                    60,156
                                                                                                                    ----------
                                                                                                                       494,769
                                                                                                                    ----------
THEATERS & ENTERTAINMENT (1.2%)
         45,000  AMC Entertainment, Inc., Guaranteed Notes, Ser. B,
                 8.63%, due 8/15/12                                              Ba3             B-                     47,700
         25,000  AMC Entertainment, Inc., Guaranteed Notes,
                 11.00%, due 2/1/16                                              B3              CCC+                   28,469
                                                                                                                    ----------
                                                                                                                        76,169
                                                                                                                    ----------

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Portfolio
------------------------------------------------------------------
PRINCIPAL AMOUNT($)                                                                    RATING                     MARKET VALUE($)+
TRANSPORTATION EXCLUDING AIR/RAIL (0.9%)
         60,000  Stena AB, Senior Unsecured Notes, 7.00%, due
                 12/1/16                                                         Ba3             BB-                    59,400
                                                                                                                    ----------
                 TOTAL CORPORATE DEBT SECURITIES (COST
                 $6,040,156)                                                                                         6,168,276
NUMBER OF SHARES
SHORT-TERM INVESTMENTS (11.8%)
        377,247  Neuberger Berman Prime Money Fund Trust Class                                                         377,247(@)
        384,041  Neuberger Berman Securities Lending Quality Fund,
                 LLC                                                                                                   384,041(++)
                                                                                                                    ----------
                 TOTAL SHORT-TERM INVESTMENTS (COST $761,288)                                                          761,288(#)
                                                                                                                    ----------
                 TOTAL INVESTMENTS (107.5%) (COST $6,801,444)                                                        6,929,564(##)

                 Liabilities, less cash, receivables and other assets [(7.5%)]                                        (480,964)
                                                                                                                    ----------
                 TOTAL NET ASSETS (100.0%)                                                                          $6,448,600
                                                                                                                    ----------

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS International Portfolio
-----------------------------------------------
NUMBER OF SHARES                              MARKET VALUE($)(+)   NUMBER OF SHARES                              MARKET VALUE($)(+)
COMMON STOCKS (89.7%)                                              GREECE (0.8%)
ARGENTINA (0.9%)                                                        94,710  Sarantis SA                            971,661
     82,190  Tenaris SA ADR                       3,772,521             43,751  Titan Cement                         2,361,169
AUSTRALIA (3.1%)                                                                                                 -------------
    652,207  Paladin Resources                    5,134,528(*)(E)                                                    3,332,830
    197,079  Timbercorp Ltd.                        293,400(E)     HONG KONG (1.0%)
    218,447  Woodside Petroleum                   6,979,680(E)       6,367,715  TPV Technology                       4,074,816
                                              -------------        IRELAND (7.7%)
                                                 12,407,608            170,883  Allied Irish Banks                   5,056,271
AUSTRIA (0.5%)                                                         555,682  Anglo Irish Bank                    11,876,925
     64,055  Zumtobel AG                          2,164,867(*)          41,896  Anglo Irish Bank                       895,468
BELGIUM (4.3%)                                                           2,097  C&C Group                               31,934
    136,794  Euronav SA                           4,603,127(E)         217,897  CRH PLC                              9,308,666
     82,015  Fortis                               3,745,848          1,089,426  Dragon Oil PLC                       3,778,494(*)
     40,267  ICOS Vision Systems NV               1,686,875(*)                                                   -------------
    101,761  InBev NV                             7,347,419                                                         30,947,758
                                              -------------        ITALY (1.7%)
                                                 17,383,269            305,543  Marazzi Group                        4,338,737
BRAZIL (2.5%)                                                          113,687  Milano Assicurazioni                   981,832
    101,800  M Dias Branco SA                     1,358,783(*)         189,410  Nice SPA                             1,526,996(*)
    229,979  Natura Cosmeticos SA                 2,589,678                                                      -------------
     59,875  Petroleo Brasileiro ADR              5,958,161                                                          6,847,565
                                              -------------        JAPAN (13.0%)
                                                  9,906,622            110,700  Aica Kogyo                           1,516,207
CANADA (9.9%)                                                          303,000  Bosch Corp.                          1,373,065
     17,000  Addax Petroleum                        537,462(n)(*)      211,000  CHIYODA Corp.                        4,628,607
    179,140  Addax Petroleum                      5,663,586            203,400  F.C.C. Co.                           4,643,126
    115,665  Canadian Natural Resources           6,386,872             24,160  Gulliver International Co. Ltd.      1,597,135
    124,975  Corus Entertainment, Inc.,                                271,900  Heiwa Corp.                          3,359,525
              B Shares                            4,768,427             40,400  Hogy Medical Co.                     1,889,036
    659,365  First Calgary Petroleums Ltd.        2,901,320(*)(E)       87,300  Kaga Electronics Co., Ltd.           1,566,866
    181,528  Macdonald Dettwiler                  7,537,854(*)         218,300  Mars Engineering                     4,455,291(E)
     76,945  Suncor Energy                        5,855,018            102,800  Maruichi Steel Tube                  3,192,872(E)
    355,775  Talisman Energy                      6,243,397            595,700  Nissan Motor                         6,384,666
                                              -------------              8,800  Nissin Healthcare Food Service         115,377
                                                 39,893,936              1,451  Pasona, Inc.                         3,066,013
FRANCE (7.6%)                                                          408,000  PENTAX Corp.                         2,389,002(E)
     34,728  BNP Paribas                          3,627,344              4,800  PLENUS Co.                             103,462
     43,490  Groupe Steria SCA                    2,847,291             68,500  Sankyo Co.                           3,011,117
    119,517  Ipsos                                4,357,034(E)         786,000  Sumitomo Metal Industries            4,062,067
     49,683  Kaufman & Broad SA                   3,731,931            312,000  Takuma Co.                           2,115,479(E)
     19,635  Societe Generale                     3,393,299             65,889  TENMA Corp.                          1,196,559
     63,610  Total SA ADR                         4,438,706            130,000  TOPCON Corp.                         1,985,743(E)
     32,643  Vallourec SA                         8,354,067                                                      -------------
                                              -------------                                                         52,651,215
                                                 30,749,672        KOREA (1.9%)
GERMANY (8.7%)                                                         172,095  KT Corp. ADR                         3,853,207(E)
    140,265  C.A.T. Oil AG                        4,403,266(*)         162,610  SK Telecom ADR                       3,808,326
     51,526  Continental AG                       6,660,089                                                      -------------
    268,535  Depfa Bank PLC                       4,796,120                                                          7,661,533
     24,200  Hypo Real Estate Holding AG          1,543,318        NETHERLANDS (2.0%)
     95,480  Kloeckner & Co. AG                   5,248,558(*)          16,463  Aalberts Industries NV               1,626,096
     39,432  Wacker Chemie AG                     6,847,781(*)          17,110  OPG Groep NV                         2,142,787
     61,088  Wincor Nixdorf AG                    5,692,723             65,144  Tele Atlas NV                        1,463,720(*)(E)
                                              -------------            145,842  Wavin NV                             2,883,381(*)
                                                 35,191,855                                                      -------------
                                                                                                                     8,115,984

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS International Portfolio cont'd
------------------------------------------------------
NUMBER OF SHARES                               MARKET VALUE($)(+)  NUMBER OF SHARES                               MARKET VALUE($)(+)
NORWAY (1.7%)
    272,200  DnB NOR ASA                          3,842,317         41,728,922  Neuberger Berman Securities
    201,850  Prosafe ASA                          3,088,372(E)                    Lending Quality Fund, LLC         41,728,922(++)
                                              -------------                                                      -------------
                                                  6,930,689        TOTAL SHORT-TERM INVESTMENTS
SPAIN (0.7%)                                                       (COST $56,256,661)                               56,256,661(#)
     55,613  Renta Corp. Real Estate SA           2,684,120(*)                                                   -------------
SWEDEN (1.0%)                                                      TOTAL INVESTMENTS (109.1%)                      440,577,608(##)
     91,370  Lindab International AB              2,034,719(*)     (COST $402,853,386)
     47,705  Nobia AB                             1,953,891(E)     Liabilities, less cash, receivables and
                                              -------------          other assets [(9.1%)]                         (36,883,889)
                                                  3,988,610                                                      -------------
SWITZERLAND (1.7%)                                                 TOTAL NET ASSETS (100.0%)                     $ 403,693,719
     46,722  Advanced Digital Broadcast           2,768,369(*)                                                   -------------
     42,762  Swiss Reinsurance                    3,906,170
                                              -------------
                                                  6,674,539
UNITED KINGDOM (19.0%)
    205,467  Barclays PLC                         2,915,206
    210,856  Barratt Developments                 4,585,008
    459,754  Burren Energy                        7,228,765
     67,588  GlaxoSmithKline PLC                  1,858,052
    235,935  Kensington Group                     3,087,492
    617,395  Lloyds TSB Group PLC                 6,803,666
    158,360  Northern Rock                        3,568,148
    131,610  Northgate PLC                        2,794,487
    161,220  Paragon Group Cos. PLC               1,844,847
    373,948  Punch Taverns PLC                    9,176,340
     46,910  Raymarine PLC                          423,942
    543,463  Redrow PLC                           6,967,488
    608,768  RPS Group                            3,896,377
  1,189,117  Tullow Oil PLC                       8,535,161(E)
  3,418,022  Vodafone Group                       9,113,936
    321,911  William Hill                         4,028,884
                                              -------------
                                                 76,827,799
TOTAL COMMON STOCKS
(COST $330,712,697)                             362,207,808
                                              -------------
PREFERRED STOCKS (5.5%)
BRAZIL (3.5%)
    241,740  Companhia Vale do Rio Doce ADR       7,561,627
    118,285  Ultrapar Participacoes               3,496,363
     12,070  Ultrapar Participacoes ADR             354,858
    480,417  Universo Online SA                   2,536,979(*)
                                              -------------
                                                 13,949,827
GERMANY (2.0%)
      5,343  Porsche AG                           8,163,312(E)
TOTAL PREFERRED STOCKS
(COST $15,884,028)                               22,113,139
                                              -------------
SHORT-TERM INVESTMENTS (13.9%)
 14,527,739  Neuberger Berman Prime Money
              Fund Trust Class                   14,527,739(@)


See Notes to Schedule of Investments

           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS International Portfolio
-----------------------------------------------


Summary Schedule of Investments by Industry
-------------------------------------------------------------------------------

                                                                 PERCENTAGE OF
INDUSTRY                                        MARKET VALUE(+)    NET ASSETS
Oil & Gas                                     $   69,781,089         17.3%
Banks                                             56,996,269         14.1%
Capital Goods                                     38,209,449          9.5%
Automobiles & Components                          27,224,258          6.7%
Commercial Services & Supplies                    20,232,763          5.0%
Consumer Durables & Apparel                       17,238,318          4.3%
Telecommunications - Wireless                     16,775,469          4.2%
Hotels, Restaurants & Leisure                     16,668,211          4.1%
Technology - Hardware                             15,250,403          3.8%
Construction Materials                            14,862,707          3.7%
Chemicals                                         12,215,209          3.0%
Materials - Metals & Mining                       11,623,694          2.9%
Media                                              9,125,461          2.3%
Energy                                             8,035,848          2.0%
Energy Services & Equipment                        7,691,499          1.9%
Food, Beverage & Tobacco                           7,379,353          1.8%
Insurance                                          4,888,002          1.2%
Health Care Equipment & Services                   4,031,823          1.0%
Technology - Software                              4,000,699          1.0%
Household & Personal Products                      3,561,339          0.9%
Consumer Discretionary                             3,435,059          0.8%
Consumer Staples                                   2,955,918          0.7%
Software                                           2,847,291          0.7%
Telecommunications - Diversified                   2,768,369          0.7%
Real Estate                                        2,684,120          0.6%
Pharmaceuticals & Biotechnology                    1,858,052          0.5%
Technology - Semiconductor                         1,686,875          0.4%
Materials                                            293,400          0.1%
Other Assets-Net                                  19,372,772          4.8%
                                                  ----------        ------
                                              $  403,693,719        100.0%
                                                 -----------        ------

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Mid-Cap Growth Portfolio
------------------------------------------------
NUMBER OF SHARES                               MARKET VALUE($)(+)  NUMBER OF SHARES                               MARKET VALUE($)(+)
COMMON STOCKS (98.6%)                                              FINANCIAL SERVICES (5.6%)
AEROSPACE (4.1%)                                                        28,900  Chicago Mercantile Exchange         15,388,094(E)
    115,000  BE Aerospace                         3,645,500(*)(E)       90,000  GFI Group                            6,117,300(*)(E)
    165,000  Precision Castparts                 17,168,250            128,500  Moody's Corp.                        7,974,710
    148,600  Rockwell Collins                     9,945,798             55,000  Northern Trust                       3,307,700
                                               ------------            210,000  Nuveen Investments                   9,933,000
                                                 30,759,548                                                       ------------
BASIC MATERIALS (2.0%)                                                                                              42,720,804
    228,000  Airgas, Inc.                         9,610,200        FOOD & BEVERAGE (0.6%)
    126,000  Ecolab Inc.                          5,418,000             95,000  Dean Foods                           4,440,300(*)
                                               ------------        FOOD PRODUCTS (0.7%)
                                                 15,028,200            150,000  Corn Products International          5,338,500
BIOTECHNOLOGY (4.4%)                                               HARDWARE (0.6%)
     45,000  Amylin Pharmaceuticals               1,681,200(*)(E)      130,900  Network Appliance                    4,780,468(*)
    300,000  Celgene Corp.                       15,738,000(*)(E)  HEALTH CARE (9.1%)
     30,000  Cephalon, Inc.                       2,136,300(*)(E)       45,000  Allergan, Inc.                       4,986,900
     88,500  Gilead Sciences                      6,770,250(*)(E)      225,000  Allscripts Healthcare Solutions      6,032,250(*)(E)
    200,000  Pharmaceutical Product                                    205,000  Cerner Corp.                        11,162,250(*)(E)
               Development                        6,738,000            291,400  Cytyc Corp.                          9,968,794(*)
                                               ------------             90,000  Digene Corp.                         3,816,900(*)
                                                 33,063,750            120,000  Gen-Probe                            5,649,600(*)
BUSINESS SERVICES (11.6%)                                              100,000  Healthways, Inc.                     4,675,000(*)(E)
    120,000  AerCap Holdings NV                   3,493,200(*)         240,000  Psychiatric Solutions                9,674,400(*)
    120,000  Albemarle Corp.                      4,960,800             65,000  Shire PLC ADR                        4,023,500(E)
    247,100  Alliance Data Systems               15,226,302(*)         200,900  VCA Antech                           7,294,679(*)
    508,500  CB Richard Ellis Group              17,380,530(*)          35,000  WebMD Health Class A                 1,842,050(*)(E)
    175,000  Corporate Executive Board           13,293,000                                                       ------------
    145,050  Iron Mountain                        3,790,156(*)(E)                                                   69,126,323
     85,000  MasterCard, Inc. Class A             9,030,400(E)     INDUSTRIAL (4.7%)
     40,000  Stericycle, Inc.                     3,260,000(*)          50,000  Armor Holdings                       3,366,500(*)
    200,000  Trimble Navigation                   5,368,000(*)         118,500  Danaher Corp.                        8,466,825(E)
    188,500  VeriFone Holdings                    6,923,605(*)         155,300  Dover Corp.                          7,580,193
    130,000  VistaPrint Ltd.                      4,979,000(*)         160,000  Fastenal Co.                         5,608,000(E)
                                               ------------             74,000  Fluor Corp.                          6,639,280
                                                 87,704,993             60,000  Rockwell Automation                  3,592,200
CABLE SYSTEMS (0.6%)                                                                                              ------------
    130,000  Liberty Global Class A               4,280,900(*)                                                      35,252,998
COMMUNICATIONS EQUIPMENT (1.9%)                                    INTERNET (0.7%)
     50,000  F5 Networks                          3,334,000(*)         100,000  GSI Commerce                         2,259,000(*)
    135,000  Harris Corp.                         6,878,250(E)         110,000  Intuit Inc.                          3,009,600(*)
    200,000  Juniper Networks                     3,936,000(*)                                                    ------------
                                               ------------                                                          5,268,600
                                                 14,148,250        LEISURE (6.8%)
CONSUMER STAPLES (1.9%)                                                170,000  Gaylord Entertainment                8,987,900(*)
     95,000  Chattem Inc.                        5,599,300(*)(E)       205,300  Hilton Hotels                        7,382,588
    190,000  Shoppers Drug Mart                   8,417,930            190,800  Marriott International               9,341,568(E)
                                               ------------            110,000  Orient-Express Hotel                 6,580,200
                                                 14,017,230            175,000  Penn National Gaming                 7,423,500(*)
ENERGY (4.9%)                                                          210,000  Scientific Games Class A             6,894,300(*)(E)
     70,000  Murphy Oil                           3,738,000(E)         120,000  WMS Industries                       4,708,800(*)
    100,000  National-Oilwell Varco               7,779,000(*)(E)                                                 ------------
    275,000  Range Resources                      9,185,000                                                         51,318,856
    175,000  Smith International                  8,408,750(E)     MEDIA (2.4%)
    150,000  XTO Energy                           8,221,500             27,200  BigBand Networks                       489,872(*)
                                               ------------             90,000  Focus Media Holding ADR              7,061,400(*)
                                                 37,332,250            175,000  Grupo Televisa GDS                   5,215,000

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Mid-Cap Growth Portfolio cont'd
-------------------------------------------------------
NUMBER OF SHARES                               MARKET VALUE($)(+)  NUMBER OF SHARES                               MARKET VALUE($)(+)
     85,000  Lamar Advertising                    5,352,450(E)         200,000  NeuStar, Inc.                        5,688,000(*)(E)
                                               ------------            255,000  NII Holdings                        18,915,900(*)(E)
                                                 18,118,722                                                       ------------
MEDICAL EQUIPMENT (5.7%)                                                                                            54,762,525
     90,000  C.R. Bard                            7,155,900        TRANSPORTATION (1.4%)
    123,000  Hologic, Inc.                        7,089,720(*)         145,000  C.H. Robinson Worldwide              6,923,750(E)
     37,500  Intuitive Surgical                   4,558,875(*)          90,000  Expeditors International             3,718,800
    218,000  Kyphon Inc.                          9,840,520(*)                                                    ------------
    165,000  ResMed Inc.                          8,311,050(*)(E)                                                   10,642,550
    136,800  Varian Medical Systems               6,523,992(*)     UTILITIES (0.3%)
                                               ------------             58,200  Mirant Corp.                         2,354,772(*)
                                                 43,480,057        TOTAL COMMON STOCKS
METALS (0.5%)                                                      (COST $486,694,154)                             746,678,174
     60,000  Freeport-McMoRan Copper & Gold       3,971,400                                                       ------------
OIL & GAS (2.0%)                                                   SHORT-TERM INVESTMENTS (23.7%)
    308,900  Denbury Resources                    9,202,131(*)      13,170,036  Neuberger Berman Prime Money
    205,000  Dresser-Rand Group                   6,244,300(*)                  Fund Trust Class                    13,170,036(@)
                                               ------------        166,377,701  Neuberger Berman Securities
                                                 15,446,431                       Lending Quality Fund, LLC        166,377,701(++)
RETAIL (7.9%)                                                                                                     ------------
     85,000  Abercrombie & Fitch                  6,432,800        TOTAL SHORT-TERM INVESTMENTS
    375,000  Coach, Inc.                         18,768,750(*)     (COST $179,547,737)                             179,547,737(#)
     95,000  Corrections Corporation of                                                                           ------------
               America                            5,016,950(*)     TOTAL INVESTMENTS (122.3%)
    115,000  Dollar Tree Stores                   4,397,600(*)     (COST $666,241,891)                             926,225,911(##)
    215,000  Nordstrom, Inc.                     11,382,100        Liabilities, less cash, receivables and other
     95,000  O' Reilly Automotive                 3,144,500(*)     assets [(22.3%)]                               (168,715,228)
     65,000  PETsMART, Inc.                       2,142,400                                                       ------------
    100,000  Polo Ralph Lauren                    8,815,000
                                               ------------        TOTAL NET ASSETS (100.0%)                     $ 757,510,683
                                                 60,100,100                                                       ------------
SEMICONDUCTORS (2.4%)
     75,000  MEMC Electronic Materials            4,543,500(*)(E)
    233,200  Microchip Technology                 8,285,596(E)
    100,000  Varian Semiconductor Equipment       5,338,000(*)(E)
                                               ------------
                                                 18,167,096
SOFTWARE (2.0%)
    220,000  Activision, Inc.                     4,166,800(*)
    184,200  Autodesk, Inc.                       6,925,920(*)
    120,000  Citrix Systems                       3,843,600(*)
                                               ------------
                                                 14,936,320
TECHNOLOGY (6.6%)
     85,000  Akamai Technologies                  4,243,200(*)
    121,000  aQuantive, Inc.                      3,377,110(*)
    630,000  Arris Group                          8,870,400(*)(E)
    194,800  Cognizant Technology Solutions      17,194,996(*)
     27,500  Equinix Inc.                         2,354,825(*)(E)
    190,000  Logitech International S.A.          5,287,700(*)
    100,000  NVIDIA Corp.                         2,878,000(*)(E)
    200,000  SBA Communications                   5,910,000(*)(E)
                                               ------------
                                                 50,116,231
TELECOMMUNICATIONS (7.2%)
    228,900  American Tower                       8,915,655(*)
     64,000  Clearwire Corp. Class A              1,310,080(*)
    550,000  Dobson Communications                4,724,500(*)
    230,500  Leap Wireless International         15,208,390(*)

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Partners Portfolio
------------------------------------------
NUMBER OF SHARES                               MARKET VALUE($)(+)  NUMBER OF SHARES                               MARKET VALUE($)(+)
COMMON STOCKS (98.9%)                                              INDUSTRIAL (3.6%)
AUTO RELATED (1.3%)                                                    214,900  Chicago Bridge & Iron                6,608,175
    134,900  Harley-Davidson                      7,925,375            247,300  General Electric                     8,744,528
BANKING & FINANCIAL (2.0%)                                             208,400  Owens Corning                        6,639,624(*)
     52,270  Hudson City Bancorp                    715,054                                                      -------------
    139,900  Merrill Lynch                       11,425,633                                                         21,992,327
                                              -------------        INSURANCE (4.9%)
                                                 12,140,687            287,800  Aetna Inc.                          12,602,762
COAL (2.4%)                                                            187,200  American International Group        12,583,584
    281,800  Arch Coal                            8,648,442(E)          51,300  Hartford Financial Services Group    4,903,254
    141,200  Peabody Energy                       5,681,888                                                      -------------
                                              -------------                                                         30,089,600
                                                 14,330,330        MACHINERY & EQUIPMENT (6.1%)
CONSUMER DISCRETIONARY (1.6%)                                          182,300  Caterpillar Inc.                    12,219,569
    131,800  Best Buy                             6,421,296            274,350  Joy Global                          11,769,615
     39,100  Whirlpool Corp.                      3,319,981            182,900  Terex Corp.                         13,124,904(*)
                                              -------------                                                      -------------
                                                  9,741,277                                                         37,114,088
DEFENSE (1.4%)                                                     MATERIALS (2.8%)
     95,200  L-3 Communications Holdings          8,327,144            106,300  Teck Cominco Class B                 7,398,480
ELECTRIC UTILITES (0.8%)                                               191,200  Xstrata PLC                          9,827,723
    122,700  Mirant Corp.                         4,964,442(*)                                                   -------------
ENERGY (1.5%)                                                                                                       17,226,203
    118,300  Suncor Energy                        9,032,205        METALS (1.9%)
ENERGY SERVICES & EQUIPMENT (3.0%)                                     179,000  Freeport-McMoRan Copper & Gold      11,848,010
    274,200  Halliburton Co.                      8,703,108(E)     OIL & GAS (13.5%)
    118,800  Noble Corp.                          9,347,184            201,300  Canadian Natural Resources          11,109,747
                                              -------------            236,200  Denbury Resources                    7,036,398(*)
                                                 18,050,292             87,600  EOG Resources                        6,249,384
FINANCIAL SERVICES (7.4%)                                               66,800  Exxon Mobil                          5,040,060
      3,880  Berkshire Hathaway Class B          14,123,200(*)          90,800  National-Oilwell Varco               7,063,332(*)
    302,098  Countrywide Financial               10,162,577             90,400  Petroleo Brasileiro ADR              8,995,704
     63,600  Goldman Sachs Group                 13,141,668            153,200  Quicksilver Resources                6,092,764(*)(E)
     95,200  Morgan Stanley                       7,497,952            174,200  Southwestern Energy                  7,138,716(*)
                                              -------------            396,845  Talisman Energy                      6,968,598
                                                 44,925,397            141,100  Valero Energy                        9,099,539
FOOD & BEVERAGE (1.7%)                                                 134,433  XTO Energy                           7,368,273
    504,100  Constellation Brands                10,676,838(*)                                                   -------------
HEALTH CARE (7.5%)                                                                                                  82,162,515
    357,200  Boston Scientific                    5,193,688(*)     PHARMACEUTICAL (1.8%)
    180,000  Medtronic, Inc.                      8,830,800            174,200  Shire PLC ADR                       10,782,980(E)
    255,900  UnitedHealth Group                  13,555,023        RETAIL (4.5%)
     99,800  WellPoint Inc.                       8,093,780(*)         186,200  Federated Department Stores          8,388,310
    115,800  Zimmer Holdings                      9,890,478(*)         138,800  J.C. Penney                         11,403,808
                                              -------------            273,400  TJX Cos.                             7,370,864
                                                 45,563,769                                                      -------------
HOME BUILDERS (12.3%)                                                                                               27,162,982
    245,994  Cemex SAB de C.V. ADR                8,056,303(*)     SOFTWARE (6.8%)
    245,500  Centex Corp.                        10,256,990            446,400  Activision, Inc.                     8,454,816(*)
    527,066  D.R. Horton                         11,595,452            327,200  Check Point Software Technologies    7,290,016(*)
    368,000  Hovnanian Enterprises                9,258,880(*)(E)      299,600  Microsoft Corp.                      8,349,852
    275,000  KB HOME                             11,734,250(E)         472,200  Oracle Corp.                         8,560,986(*)
    248,300  Lennar Corp. Class A                10,480,743            494,357  Symantec Corp.                       8,552,376(*)(E)
     20,400  NVR, Inc.                           13,566,000(*)                                                   -------------
                                              -------------                                                         41,208,046
                                                 74,948,618

See Notes to Schedule of Investments

           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Partners Portfolio cont'd
-------------------------------------------------

NUMBER OF SHARES                               MARKET VALUE($)(+)
STEEL (2.1%)
    126,300  United States Steel                 12,525,171
TECHNOLOGY (2.5%)
    136,500  Lexmark International Group          7,979,790(*)
    231,700  Texas Instruments                    6,974,170
                                              -------------
                                                 14,953,960
TRANSPORTATION (1.7%)
    170,800  Frontline Ltd.                       6,069,592(E)
    159,448  Ship Finance International           4,373,658(E)
                                              -------------
                                                 10,443,250
UTILITIES (2.8%)
    163,500  NRG Energy                          11,778,540(*)
     82,123  TXU Corp.                            5,264,084
                                              -------------
                                                 17,042,624
WIRELESS TELECOMMUNICATIONS SERVICES (1.0%)
    134,000  China Mobile ADR                     6,009,900(E)
TOTAL COMMON STOCKS
(COST $457,268,199)                             601,188,030
                                              -------------
SHORT-TERM INVESTMENTS (10.3%)
  5,003,588  Neuberger Berman Prime Money
               Fund Trust Class                   5,003,588(@)
 57,424,241  Neuberger Berman Securities
                Lending Quality Fund, LLC        57,424,241(++)
                                              -------------
TOTAL SHORT-TERM INVESTMENTS
(COST $62,427,829)                               62,427,829(#)
                                              -------------
TOTAL INVESTMENTS (109.2%)                      663,615,859(##)
(COST $519,696,028)
Liabilities, less cash, receivables and
other assets (9.2%)                             (55,749,545)
                                              -------------
TOTAL NET ASSETS (100.0%)                     $ 607,866,314
                                              -------------

See Notes to Schedule of Investments
+

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Regency Portfolio
-----------------------------------------
NUMBER OF SHARES                               MARKET VALUE($)(+)  NUMBER OF SHARES                               MARKET VALUE($)(+)
COMMON STOCKS (96.3%)                                                   35,100  Ryland Group                         1,480,869(E)
                                                                                                                 -------------
AEROSPACE (1.7%)                                                                                                    30,242,158
    125,500  Embraer-Empresa Brasileira de                         INDUSTRIAL (3.6%)
               Aeronautica ADR                    5,755,430(E)         168,000  Chicago Bridge & Iron                5,166,000
AUTO RELATED (2.1%)                                                    148,500  United Rentals                       4,083,750(*)(E)
     97,750  Advance Auto Parts                   3,768,262            107,900  Walter Industries                    2,670,525
     52,700  Harley-Davidson                      3,096,125(E)                                                   -------------
                                              -------------                                                         11,920,275
                                                  6,864,387        INSURANCE (6.3%)
BANKING & FINANCIAL (2.5%)                                             111,500  Aetna Inc.                           4,882,585
    252,400  Hudson City Bancorp                  3,452,832(E)          39,400  CIGNA Corp.                          5,620,804
    150,100  IndyMac Bancorp                      4,810,705(E)         121,200  Endurance Specialty Holdings         4,331,688(E)
                                              -------------            161,300  Fidelity National Financial
                                                  8,263,537                       Class A                            3,872,813(E)
BUSINESS SERVICES (1.3%)                                                47,700  PMI Group                            2,156,994
     74,700  Affiliated Computer Services         4,398,336(*)                                                   -------------
COAL (1.9%)                                                                                                         20,864,884
    117,300  Arch Coal                            3,599,937(E)     MACHINERY & EQUIPMENT (3.7%)
     65,800  Peabody Energy                       2,647,792            123,250  Joy Global                           5,287,425
                                              -------------             96,200  Terex Corp.                          6,903,312(*)
                                                  6,247,729                                                      -------------
COMMUNICATIONS EQUIPMENT (1.1%)                                                                                     12,190,737
    250,400  Arris Group                          3,525,632(*)(E)  MANUFACTURING (2.5%)
CONSUMER DISCRETIONARY (1.2%)                                           37,600  Eaton Corp.                          3,141,856(E)
     45,600  Whirlpool Corp.                      3,871,896(E)         117,800  Ingersoll-Rand                       5,108,986
DEFENSE (1.4%)                                                                                                   -------------
     53,800  L-3 Communications Holdings          4,705,886(E)                                                       8,250,842
ELECTRIC UTILITIES (4.4%)                                          METALS (5.5%)
    116,900  DPL Inc.                             3,634,421(E)          92,300  Cleveland-Cliffs                     5,908,123
    122,400  Mirant Corp.                         4,952,304(*)         106,300  Freeport-McMoRan Copper & Gold       7,035,997
     81,900  NRG Energy                           5,900,076(*)          75,200  Teck Cominco Class B                 5,233,920
                                              -------------                                                      -------------
                                                 14,486,801                                                         18,178,040
FINANCIAL SERVICES (2.0%)                                          OIL & GAS (9.5%)
     42,900  Bear Stearns                         6,450,015             86,100  Canadian Natural Resources           4,751,859(E)
FOOD & BEVERAGE (3.0%)                                                 136,500  Denbury Resources                    4,066,335(*)
    269,400  Constellation Brands                 5,705,892(*)(E)       56,500  Noble Corp.                          4,445,420
     66,200  Smithfield Foods                     1,982,690(*)          71,300  Quicksilver Resources                2,835,601(*)(E)
    114,200  Tyson Foods                          2,216,622(E)          84,100  Southwestern Energy                  3,446,418(*)(E)
                                              -------------             33,400  Sunoco, Inc.                         2,352,696
                                                  9,905,204            182,965  Talisman Energy                      3,212,865
HEALTH CARE (3.0%)                                                     104,200  Williams Cos                         2,965,532
     76,300  Coventry Health Care                 4,276,615(*)(E)       56,676  XTO Energy                           3,106,412
     50,000  LifePoint Hospitals                  1,911,000(*){E)                                                -------------
     91,400  Omnicare, Inc.                       3,634,978(E)                                                      31,183,138
                                              -------------        OIL SERVICES (1.9%)
                                                  9,822,593             83,100  Oceaneering International            3,500,172(*)(E)
HOME BUILDERS (9.2%)                                                    88,300  Oil States International             2,833,547(*)
    113,000  Centex Corp.                         4,721,140(E)                                                   -------------
    191,700  Hovnanian Enterprises                4,823,172(*)(E)                                                    6,333,719
    113,300  KB HOME                              4,834,511(E)     PERSONAL PRODUCTS (1.3%)
     98,600  Lennar Corp. Class A                 4,161,906(E)          81,400  NBTY, Inc.                           4,317,456(*)(E)
    150,500  Meritage Homes                       4,834,060(*)     PHARMACEUTICAL (2.7%)
      8,100  NVR, Inc.                            5,386,500(*)         118,700  Endo Pharmaceuticals Holdings        3,489,780(*)(E)
                                                                        87,300  Shire PLC ADR                        5,403,870
                                                                                                                 -------------
                                                                                                                     8,893,650

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Regency Portfolio cont'd
------------------------------------------------
NUMBER OF SHARES                               MARKET VALUE($)(+)  NUMBER OF SHARES                            MARKET VALUE($)(+)
REAL ESTATE (6.0%)                                                      56,500  Edison International                 2,775,845
    216,600  Annaly Mortgage Management           3,352,968                                                      -------------
     70,700  Colonial Properties Trust            3,228,869(E)                                                       4,845,255
     44,800  Developers Diversified Realty        2,817,920(E)     TOTAL COMMON STOCKS
     79,200  First Industrial Realty Trust        3,587,760        (COST $272,196,018)                             316,904,578
    108,000  iStar Financial                      5,057,640(E)                                                   -------------
     37,500  Ventas, Inc.                         1,579,875{E)     PRINCIPAL AMOUNT
                                              -------------        REPURCHASE AGREEMENTS (3.3%)
                                                 19,625,032        $ 11,000,000 Banc of America, Repurchase
RETAIL (4.1%)                                                                   Agreement, 5.38%, due 4/2/07,
    108,800  Aeropostale, Inc.                    4,377,024(*)(E)               dated 3/30/07, Maturity Value
    208,400  Circuit City Stores                  3,861,652(E)                  $11,004,932 Collateralized by
    144,800  Hot Topic                            1,607,280(*)(E)               $17,488,154 Fannie Mae, 5.00%,
    135,000  TJX Cos.                             3,639,600(E)                  due 3/1/34
                                              -------------                     (Collateral Value $11,220,000)
                                                 13,485,556
SEMICONDUCTORS (2.3%)                                                           (COST $11,000,000)                  11,000,000(#)
    136,500  Avnet, Inc.                          4,933,110(*)                                                   -------------
     65,300  International Rectifier              2,495,113(*)(E)
                                              -------------        NUMBER OF SHARES                               MARKET VALUE($)(+)
                                                  7,428,223        SHORT-TERM INVESTMENTS (35.1%)
SOFTWARE (3.5%)                                                     12,301,680  Neuberger Berman Prime Money
    215,500  Activision, Inc.                     4,081,570(*)(E)                 Fund Trust Class                  12,301,680(@)
    138,900  Check Point Software                                  103,207,874  Neuberger Berman Securities
               Technologies                       3,094,692(*)(E)                 Lending Quality Fund, LLC        103,207,874(++)
    221,200  Take-Two Interactive Software        4,454,968(*)(E)                                                -------------
                                              -------------        TOTAL SHORT-TERM INVESTMENTS
                                                 11,631,230        (COST $115,509,554)                             115,509,554(#)
STEEL (2.2%)                                                                                                     -------------
     74,300  United States Steel                  7,368,331        TOTAL INVESTMENTS (134.7%)
TECHNOLOGY (1.2%)                                                  (COST $398,705,572)                             443,414,132(##)
     67,800  Lexmark International Group          3,963,588(*)(E)  Liabilities, less cash, receivables and
TRANSPORTATION (1.7%)                                              other assets [(34.7%)]                         (114,339,591)
     63,000  Frontline Ltd. ADR                   2,236,500(E)                                                   -------------
    117,850  Ship Finance International           3,232,626(E)     TOTAL NET ASSETS (100.0%)                     $ 329,074,541
                                              -------------                                                      -------------
                                                  5,469,126
UTILITIES (2.0%)
     47,700  National Fuel Gas                    2,063,502(E)
     67,900  TXU Corp.                            4,352,390
                                              -------------
                                                  6,415,892
UTILITIES, ELECTRIC & GAS (1.5%)
     23,800  Constellation Energy Group           2,069,410

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Portfolio
---------------------------------------------------------------------
PRINCIPAL AMOUNT($)                                                                      RATING                   MARKET VALUE($)(+)
                                                                                 Moody's         S&P
U.S. GOVERNMENT AGENCY SECURITIES (6.9%)
      3,700,000  Fannie Mae, Notes, 3.25%, due 8/15/08                           AGY             AGY                 3,617,860
     10,000,000  Fannie Mae, Notes, 4.13%, due 5/15/10                           AGY             AGY                 9,807,540
     18,700,000  Federal Home Loan Bank, Bonds, 5.00%, due 2/20/09               AGY             AGY                18,736,615
                                                                                                                 -------------
                 TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST
                 $32,160,080)                                                                                       32,162,015
                                                                                                                 -------------
MORTGAGE-BACKED SECURITIES (58.1%)
ADJUSTABLE ALT-A CONFORMING BALANCE (0.9%)
      4,093,487  Bear Stearns ALT-A Trust, Ser. 2006-3, Class 22A1,
                 6.23%, due 5/25/36                                              Aaa             AAA                 4,160,761
                                                                                                                 -------------
ADJUSTABLE ALT-A JUMBO BALANCE (3.6%)
     10,856,958  Bear Stearns ALT-A Trust, Ser. 2007-1, Class 21A1,
                 5.75%, due 1/25/47                                              Aaa             AAA                10,937,842
      5,983,783  JP Morgan Alternative Loan Trust, Ser. 2006-A2,
                 Class 3A1, 5.95%, due 5/25/36                                                   AAA                 6,072,375
                                                                                                                 -------------
                                                                                                                    17,010,217
                                                                                                                 -------------
ADJUSTABLE ALT-A MIXED BALANCE (8.9%)
     11,391,196  Bear Stearns ALT-A Trust, Ser. 2006-4, Class 32A1,
                 6.48%, due 7/25/36                                              Aaa             AAA                11,649,390
     12,130,258  First Horizon Alternative Mortgage Securities Trust,
                 6.58%, due 1/25/37                                              Aaa                                12,439,048
      8,952,347  Nomura Asset Acceptance Corp., Ser. 2006-AR2,
                 Class 2A2, 6.58%, due 4/25/36                                   Aaa             AAA                 9,199,627
      4,826,165  Residential Accredit Loans, Inc., Ser. 2005-QA10,
                 Class A31, 5.62%, due 9/25/35                                   Aaa             AAA                 4,856,490
      3,180,049  Residential Accredit Loans, Inc., Ser. 2006-QA1,
                 Class A21, 5.99%, due 1/25/36                                   Aaa             AAA                 3,215,968
                                                                                                                 -------------
                                                                                                                    41,360,523
                                                                                                                 -------------
ADJUSTABLE ALT-B MIXED BALANCE (0.9%)
      4,272,053  Lehman XS Trust, Ser. 2005-1, Class 2A1, 4.66%,
                 due 5/25/08                                                     Aaa             AAA                 4,237,298(u)
                                                                                                                 -------------
ADJUSTABLE CONFORMING BALANCE (2.1%)
      4,877,482  Adjustable Rate Mortgage Trust, Ser. 2005-10,
                 Class 4A1, 5.38%, due 1/25/36                                   Aaa             AAA                 4,888,726
      4,737,850  Indymac INDX Mortgage Loan Trust, Ser. 2005-
                 AR23, Class 2A1, 5.54%, due 11/25/35                            Aaa             AAA                 4,761,718
                                                                                                                 -------------
                                                                                                                     9,650,444
                                                                                                                 -------------
ADJUSTABLE JUMBO BALANCE (7.3%)
      1,969,310  Banc of America Funding Corp., Ser. 2005-F, Class
                 4A1, 5.36%, due 9/20/35                                         Aaa             AAA                 1,969,192
      5,973,312  Banc of America Funding Corp., Ser. 2006-H, Class
                 2A3, 6.72%, due 9/20/46                                                         AAA                 6,111,445
     10,902,635  Harborview Mortgage Loan Trust, Ser. 2006-3,
                 Class 1A1A, 6.41%, due 6/19/36                                  Aaa             AAA                11,133,801(OO)
      8,191,902  Indymac INDX Mortgage Loan Trust, Ser. 2006-
                 AR7, Class 3A1, 6.13%, due 5/25/36                              Aaa             AAA                 8,311,486
      6,696,989  Merrill Lynch Mortgage Investors Trust, Ser. 2005-
                 A1, Class 2A1, 4.54%, due 12/25/34                                              AAA                 6,654,820
                                                                                                                 -------------
                                                                                                                    34,180,744
                                                                                                                 -------------
ADJUSTABLE MIXED BALANCE (14.2%)
      4,799,245  Banc of America Funding Corp., Ser. 2005-H, Class
                 7A1, 5.68%, due 11/20/35                                                        AAA                 4,857,340
      3,861,926  Banc of America Funding Corp., Ser. 2006-A, Class
                 3A2, 5.90%, due 2/20/36                                                         AAA                 3,895,890

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Portfolio cont'd
----------------------------------------------------------------------------
PRINCIPAL AMOUNT($)                                                                      RATING                   MARKET VALUE($)(+)
                                                                                 Moody's         S&P
      5,228,385  Countrywide Home Loans, Ser. 2006-HYB3, Class
                 1A1A, 5.50%, due 5/20/36                                        Aaa             AAA                 5,280,741
      5,421,868  Credit Suisse First Boston Mortgage Securities
                 Corp., Ser. 2004-AR4, Class 2A1, 4.68%, due
                 5/25/34                                                         Aaa             AAA                 5,401,251
      4,942,422  First Horizon Mortgage Pass-Through Trust, Ser.
                 2005-AR5, Class 2A1, 5.44%, due 11/25/35                                        AAA                 4,941,240
      6,190,823  GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1,
                 Class 1A1, 5.61%, due 4/19/36                                   Aaa             AAA                 6,217,131
      9,878,776  Harborview Mortgage Loan Trust, Floating Rate,
                 Ser. 2004-4, Class 3A, 2.97%, due 4/19/07                       Aaa             AAA                 9,881,734(u)
     11,185,410  Indymac INDX Mortgage Loan Trust, Ser. 2006-
                 AR3, Class 2A1A, 6.40%, due 3/25/36                             Aaa             AAA                11,403,566(OO)
      7,267,516  Master Adjustable Rate Mortgages Trust, Ser. 2005-
                 6, Class 3A2, 5.06%, due 7/25/35                                Aaa             AAA                 7,233,165
      7,225,000  WaMu Mortgage Pass-Through Certificates, Ser.
                 2004-AR9, Class A7, 4.15%, due 8/25/34                          Aaa             AAA                 7,072,983
                                                                                                                 -------------
                                                                                                                    66,185,041
                                                                                                                 -------------
COMMERCIAL MORTGAGE BACKED (15.9%)
      2,133,504  Banc of America Commercial Mortgage, Inc., Ser.
                 2005-1, Class A1, 4.36%, due 11/10/42                                           AAA                 2,122,763
      8,338,118  Banc of America Commercial Mortgage, Inc., Ser.
                 2006-3, Class A1, 5.68%, due 7/10/44                                            AAA                 8,424,441
      5,308,925  Banc of America Commercial Mortgage, Inc., Ser.
                 2005-6, Class A1, 5.00%, due 9/10/47                            Aaa             AAA                 5,295,909
      9,754,652  Bear Stearns Commercial Mortgage Securities, Ser.
                 2006-PW14, Class A1, 5.04%, due 12/11/38                                        AAA                 9,732,710
      2,455,057  GMAC Commercial Mortgage Securities, Inc., Ser.
                 2006-C1, Class A1, 4.97%, due 11/10/45                                          AAA                 2,447,785
      4,440,000  Greenwich Capital Commercial Funding Corp., Ser.
                 2002-C1, Class A3, 4.50%, due 1/11/17                           Aaa             AAA                 4,373,551(OO)
      4,370,611  Greenwich Capital Commercial Funding Corp., Ser.
                 2005-GG3, Class A1, 3.92%, due 8/10/42                          Aaa             AAA                 4,305,035
      4,438,335  JP Morgan Chase Commercial Mortgage Securities
                 Corp., Ser. 2004-C2, Class A1, 4.28%, due 5/15/41               Aaa                                 4,373,416
      5,892,223  JP Morgan Chase Commercial Mortgage Securities
                 Corp., Ser. 2005-LDP5, Class A1, 5.03%, due
                 12/15/44                                                        Aaa             AAA                 5,874,968
      6,849,683  JP Morgan Chase Commercial Mortgage Securities
                 Corp., Ser. 2006-LPD7, Class A1, 6.02%, due
                 4/15/45                                                         Aaa             AAA                 6,951,655
      4,801,206  LB-UBS Commercial Mortgage Trust, Ser. 2006-C3,
                 Class A1, 5.48%, due 3/15/39                                    Aaa             AAA                 4,836,655
     12,342,000  Merrill Lynch/Countrywide Commercial Mortgage
                 Trust, Ser. 2007-5, Class A1, 4.28%, due 12/12/11               Aaa             AAA                12,094,872
      3,302,020  Morgan Stanley Capital I, Ser. 2005-HQ6, Class A1,
                 4.65%, due 8/13/42                                                              AAA                 3,270,255
                                                                                                                 -------------
                                                                                                                    74,104,015
                                                                                                                 -------------
MORTGAGE-BACKED NON-AGENCY (2.2%)
      2,624,409  Countrywide Home Loans, Ser. 2005-R2, Class
                 2A4, 8.50%, due 6/25/35                                         Aaa             AAA                 2,860,916(n)
      5,686,816  GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class
                 1A4, 8.50%, due 3/25/35                                         Aaa             AAA                 6,061,427(n)
      1,151,916  GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class
                 1A4, 8.50%, due 9/25/35                                         Aaa             AAA                 1,228,676(n)
                                                                                                                 -------------
                                                                                                                    10,151,019
                                                                                                                 -------------

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Portfolio cont'd
----------------------------------------------------------------------------
PRINCIPAL AMOUNT($)                                                                      RATING                   MARKET VALUE($)(+)
                                                                                 Moody's         S&P
FANNIE MAE (0.7%)
      2,897,926  Whole Loan, Ser. 2004-W8, Class PT, 10.11%, due
                 6/25/44                                                         AGY             AGY                 3,242,998
                                                                                                                 -------------
FREDDIE MAC (1.4%)
         12,007  Mortgage Participation Certificates, 10.00%, due
                 4/1/20                                                          AGY             AGY                    13,298
      3,905,270  Pass-Through Certificates 8.00%, due 11/1/26                    AGY             AGY                 4,143,576
      2,443,880  Pass-Through Certificates 8.50%, due 10/1/30                    AGY             AGY                 2,622,148
                                                                                                                 -------------
                                                                                                                     6,779,022
                                                                                                                 -------------
                 TOTAL MORTGAGE-BACKED SECURITIES (COST
                 $270,053,581)                                                                                     271,062,082
                                                                                                                 -------------
CORPORATE DEBT SECURITIES (27.2%)
AUTOMOBILE MANUFACTURERS (0.5%)
      2,500,000  DaimlerChrysler N.A. Holdings Corp., Guaranteed
                 Notes, 4.05%, due 6/4/08                                        Baa1            BBB                 2,462,480
                                                                                                                 -------------
BANKS (4.8%)
      5,070,000  Bank of America Corp., Senior Notes, 3.88%, due
                 1/15/08                                                         Aa1             AA                  5,013,627(OO)
      2,990,000  Bank of New York Co., Inc., Senior Notes, 5.20%,
                 due 7/1/07                                                      Aa3             A+                  2,989,572(OO)
      5,000,000  U.S. Bank N.A., Senior Bank Notes, 4.13%, due
                 3/17/08                                                         Aa1             AA+                 4,946,535(OO)
      6,350,000  Wachovia Corp., Senior Notes, 3.63%, due 2/17/09                Aa3             AA-                 6,184,837(OO)
      3,500,000  Wells Fargo & Co., Notes, 3.13%, due 4/1/09                     Aa1             AA+                 3,375,071
                                                                                                                 -------------
                                                                                                                    22,509,642
                                                                                                                 -------------
COMPUTERS (0.7%)
      3,300,000  Hewlett-Packard Co., Notes, 5.50%, due 7/1/07                   A2              A                   3,299,710
                                                                                                                 -------------
DIVERSIFIED FINANCIAL SERVICES (16.1%)
      3,950,000  Bear Stearns Co., Inc., Notes, 4.00%, due 1/31/08               A1              A+                  3,912,771
      3,575,000  Boeing Capital Corp., Senior Notes, 4.75%, due
                 8/25/08                                                         A2              A+                  3,557,457
      4,000,000  Caterpillar Financial Services Corp., Senior
                 Unsubordinated Notes, 3.83%, due 12/15/08                       A2              A                   3,918,660
      1,285,000  Chase Manhattan Corp., Subordinated Notes,
                 7.25%, due 6/1/07                                               Aa3             A+                  1,287,840
      3,350,000  CIT Group, Inc., Senior Notes, 3.88%, due 11/3/08               A2              A                   3,282,856
      4,200,000  Citicorp, Subordinated Medium-Term Notes, Ser. F,
                 6.38%, due 11/15/08                                             Aa2             AA-                 4,280,569(OO)
      3,000,000  Citigroup, Inc., Unsecured Notes, 4.25%, due
                 7/29/09                                                         Aa1             AA                  2,951,541
      4,175,000  Credit Suisse First Boston USA, Inc., Notes, 4.63%,
                 due 1/15/08                                                     Aa3             AA-                 4,153,415(OO)
      7,400,000  General Electric Capital Corp., Notes, Ser. A, 5.00%,
                 due 6/15/07                                                     Aaa             AAA                 7,394,206
      8,850,000  Goldman Sachs Group, Inc., Notes, 4.13%, due
                 1/15/08                                                         Aa3             AA-                 8,775,855(OO)
      4,500,000  HSBC Finance Corp., Notes, 4.13%, due 12/15/08                  Aa3             AA-                 4,421,070
      4,600,000  International Lease Finance Corp., Unsubordinated
                 Notes, 3.50%, due 4/1/09                                        A1              AA-                 4,461,241(OO)
      3,500,000  John Deere Capital Corp., Notes, 3.90%, due
                 1/15/08                                                         A2              A                   3,463,841(OO)
      5,300,000  JP Morgan Chase & Co., Senior Notes, 3.63%, due
                 5/1/08                                                          Aa2             AA-                 5,212,513
      2,475,000  MBNA Corp., Notes, 4.63%, due 9/15/08                           Aa1             AA                  2,456,145

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Portfolio cont'd
----------------------------------------------------------------------------
PRINCIPAL AMOUNT($)                                                                      RATING                   MARKET VALUE($)(+)
                                                                                 Moody's         S&P
      4,300,000  Merrill Lynch & Co., Notes, 4.25%, due 9/14/07                  Aa3             AA-                 4,276,720(OO)
      3,200,000  Merrill Lynch & Co., Medium-Term Notes, Ser. B,
                 4.00%, due 11/15/07                                             Aa3             AA-                 3,172,224
      3,850,000  Morgan Stanley, Bonds, 5.80%, due 4/1/07                        Aa3             A+                  3,850,000
                                                                                                                 -------------
                                                                                                                    74,828,924
                                                                                                                 -------------
HEALTHCARE-PRODUCTS (0.3%)
      1,550,000  Mallinckrodt Group, Inc., Notes, 6.50%, due
                 11/15/07                                                        Baa3            BBB+                1,556,614
                                                                                                                 -------------
INSURANCE (0.7%)
      3,100,000  Berkshire Hathaway Finance, Notes, 3.40%, due
                 7/2/07                                                          Aaa             AAA                 3,086,118
                                                                                                                 -------------
MEDIA (2.5%)
      2,735,000  British Sky Broadcasting, Guaranteed Notes, 8.20%,
                 due 7/15/09                                                     Baa2            BBB                 2,908,123
      3,000,000  Comcast Cable Communications, Notes, 8.38%, due
                 5/1/07                                                          Baa2            BBB+                3,006,777
      2,525,000  News America Holdings, Inc., Guaranteed Notes,
                 7.38%, due 10/17/08                                             Baa2            BBB                 2,598,497
      3,000,000  Time Warner Entertainment LP, Notes, 7.25%, due
                 9/1/08                                                          Baa2            BBB+                3,065,475
                                                                                                                 -------------
                                                                                                                    11,578,872
                                                                                                                 -------------
OIL & GAS (0.2%)
      1,150,000  Enterprise Products Operating LP, Senior Notes,
                 4.00%, due 10/15/07                                             Baa3            BBB-                1,141,618
                                                                                                                 -------------
RETAIL (0.7%)
      3,300,000  Target Corp., Notes, 3.38%, due 3/1/08                          A1              A+                  3,243,458
                                                                                                                 -------------
TELECOMMUNICATIONS (0.7%)
      3,200,000  Verizon Global Funding Corp., Senior Unsecured
                 Notes, 4.00%, due 1/15/08                                       A3              A                   3,167,238
                                                                                                                 -------------
                 TOTAL CORPORATE DEBT SECURITIES (COST
                 $127,231,048)                                                                                     126,874,674
                                                                                                                 -------------
ASSET-BACKED SECURITIES (4.3%)
      5,000,000  Capital Auto Receivables Asset Trust, Ser. 2004-2,
                 Class A3, 3.58%, due 1/15/09                                    Aaa             AAA                 4,960,961
      1,938,042  Chase Funding Mortgage Loan, Ser. 2003-6, Class
                 1A3, 3.34%, due 5/25/26                                         Aaa             AAA                 1,914,432
      4,267,638  Chase Manhattan Auto Owner Trust, Ser. 2003-C,
                 Class A4, 2.94%, due 6/15/10                                    Aaa             AAA                 4,224,584
      1,402,136  Ford Credit Auto Owner Trust, Ser. 2005-A, Class
                 A3, 3.48%, due 11/15/08                                         Aaa             AAA                 1,395,115
      1,529,109  John Deere Owner Trust, Ser. 2005-A, Class A3,
                 3.98%, due 6/15/09                                              Aaa             AAA                 1,519,704
      1,576,384  Nissan Auto Receivables Owner Trust, Ser. 2005-A,
                 Class A3, 3.54%, due 10/15/08                                   Aaa             AAA                 1,569,296
      4,560,000  Nomura Asset Acceptance Corp., Ser. 2005-S3,
                 Class AIO, 20.00%, Interest Only Security, due
                 8/25/35                                                         Aaa             AAA                   406,837
      8,700,000  Nomura Asset Acceptance Corp., Ser. 2005-S4,
                 Class AIO, 20.00%, Interest Only Security, due
                 10/25/35                                                        Aaa             AAA                   982,828
     10,399,436  Nomura Asset Acceptance Corp., Ser. 2006-AP1,
                 Class AIO, 4.50%, Interest Only Security, due
                 1/25/36                                                         Aaa             AAA                   229,113
      6,266,667  Nomura Asset Acceptance Corp., Ser. 2006-S2,
                 Class AIO, 10.00%, Interest Only Security, due
                 4/25/36                                                         Aaa             AAA                   476,365(n)

See Notes to Schedule of Investments


                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Portfolio cont'd
----------------------------------------------------------------------------
PRINCIPAL AMOUNT($)                                                                      RATING                   MARKET VALUE($)(+)
                                                                                 Moody's         S&P
      1,426,181  Saxon Asset Securities Trust, Ser. 2004-2, Class
                 AF2, 4.15%, due 8/25/35                                         Aaa             AAA                 1,417,249
      1,022,125  USAA Auto Owner Trust, Ser. 2005-1, Class A3,
                 3.90%, due 7/15/09                                              Aaa             AAA                 1,016,050
                                                                                                                 -------------
                 TOTAL ASSET-BACKED SECURITIES (COST $20,428,850)                                                   20,112,534
                                                                                                                 -------------
REPURCHASE AGREEMENTS (3.8%)
     17,655,000  Repurchase Agreement with Fixed Income Clearing
                 Corp., 5.00%, due 4/2/07, dated 3/30/07, Maturity
                 Value $17,662,356, Collateralized by $18,300,000
                 Freddie Mac, Zero Coupon, due 5/7/07 (Collateral
                 Value $18,185,442) (COST $ 17,655,000)                                                             17,655,000(#)
                                                                                                                 -------------
                 TOTAL INVESTMENTS (100.3%) (COST $467,528,559)                                                    467,866,305(##)
                 Liabilities, less cash, receivables and other assets [(0.3%)]                                      (1,584,944)
                                                                                                                 -------------
                 TOTAL NET ASSETS (100.0%)                                                                       $ 466,281,361
                                                                                                                 -------------

See Notes to Schedule of Investments



           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS SOCIALLY RESPONSIVE PORTFOLIO
-----------------------------------------------------
                                       MARKET VALUE($)(+)         NUMBER OF SHARES                       Market Value($)(+)

Common Stocks (94.2%)                                                 238,475 Newfield Exploration            9,946,792(*)
Automotive (4.7%)                                                                                           ----------
    158,525 BorgWarner, Inc.               11,955,955                                                       12,853,788
     59,700 Toyota Motor ADR                7,651,152             Pharmaceutical (6.7%)
                                           ----------                 274,425 Novartis AG ADR                14,991,838(E)
                                           19,607,107                  23,550 Novo Nordisk A/S ADR            2,131,982
Banking & Financial (7.9%)                                            115,150 Novo-Nordisk A/S Class B       10,508,063
    405,600 Bank of New York               16,447,080                                                        ----------
    251,350 State Street                   16,274,912                                                        27,631,883
                                           ----------             Technology (3.5%)
                                           32,721,992                 551,700 National Instruments           14,471,091
Biotechnology (0.4%)                                              Technology - Semiconductor (9.6%)
    136,600 Medarex, Inc.                   1,767,604(*)(E)         1,006,775 Altera Corp.                   20,125,432(*)
Business Services (2.6%)                                              656,250 Texas Instruments              19,753,125
    144,105 Manpower Inc.                  10,630,626                                                        ----------
Cable Systems (8.4%)                                                                                         39,878,557
    480,112  Comcast Corp. Class A         12,228,453(*)
             Special                                              Technology - Semiconductor Capital Equipment (3.2%)
    658,450 Liberty Global Class A         21,682,758(*)              797,400 Teradyne, Inc.                 13,188,996(*)
     29,866 Liberty Global Class C            915,094(*)          Transportation (2.6%)
                                           ----------                 244,800 Canadian National Railway      10,805,472
                                           34,826,305             Utilities (4.1%)
Consumer Discretionary (1.8%)                                         321,600 National Grid                   5,047,061
    126,400 Target Corp.                    7,490,464                 150,929 National Grid ADR              11,894,715
Consumer Staples (1.2%)                                                                                      ----------
     92,850 Costco Wholesale                4,999,044                                                        16,941,776
Energy (1.9%)                                                     Total Common Stocks
    118,525 BP PLC ADR                      7,674,494             (Cost $350,546,781)                       389,790,851
Financial Services (7.0%)                                                                                   -----------
    321,900 Citigroup Inc.                 16,526,346             Short-Term Investments (1.4%)
    138,600 Freddie Mac                     8,245,314               5,892,501  Neuberger Berman Securities
     19,225 Goldman Sachs Group             3,972,462                          Lending Quality Fund, LLC
                                           ----------                                (Cost $5,892,501)        5,892,501(#)(++)
                                           28,744,122                                                         ---------
Health Products & Services (4.0%)                                 PRINCIPAL AMOUNT($)
    313,075 UnitedHealth Group             16,583,583             Repurchase Agreements (5.9%)
Industrial (7.5%)                                                   24,607,000  Repurchase Agreement with Fixed
    161,175 3M Co.                         12,318,605                           Income Clearing Corp., 5.00%, due
    261,785 Danaher Corp.                  18,704,538                           4/2/07, dated 3/30/07, Maturity
                                           ----------                           Value $24,617,253, Collateralized
                                           31,023,143                           by $25,410,000 Freddie Mac Disc.
Insurance (5.1%)                                                                Note, due 4/9/07 (Collateral Value
    186,675 Progressive Corp.               4,073,249                           $25,346,475)
    430,425 Willis Group Holdings          17,036,221
                                           ----------                             (Cost $24,607,000)         24,607,000(#)
                                           21,109,470                                                        ----------
Life Science Tools & Supplies (2.1%)                              Certificates of Deposit (0.1%)
    119,550 Millipore Corp.                 8,663,789(*)              100,000  Shorebank Chicago, 4.55%,
Media (6.8%)                                                                   due 6/26/07                      100,000
    415,350 E.W. Scripps                   18,557,838
    403,850 Liberty Media Holding
             Interactive Class A            9,619,707(*)
                                           ----------
                                           28,177,545
Oil & Gas (3.1%)
     78,525 Cimarex Energy                  2,906,996


See Notes to Schedule of Investments

          NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS SOCIALLY RESPONSIVE PORTFOLIO cont'd
------------------------------------------------------------

Principal Amount($)                    Market Value($)(+)
    100,000 Shorebank Pacific, 4.33%,
             due 5/17/007                     100,000
                                             --------

Total Certificates of Deposit
(Cost $200,000)                               200,000
                                             --------

Total Investments (101.6%)                420,490,352(##)
(Cost $381,246,282)
Liabilities, less cash, receivables and   (6,707,358)
  other assets [(1.6%)]                   -----------

Total Net Assets (100.0%)               $ 413,782,994
                                          -----------


See Notes to Schedule of Investments

           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2007 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in equity securities by each fund are valued at the latest sale price where that price is readily available; equity securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices, with the exception of securities held by Neuberger Berman International Portfolio, which are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the funds at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Investments in debt securities by each fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities. The funds value all other securities, including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board of Trustees of Neuberger Berman Advisers Management Trust (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the funds' foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)  At cost, which approximates market value.

(##) At March 31, 2007, selected fund information on a U.S. federal income tax basis was as follows:

                                                                               GROSS            GROSS   NET UNREALIZED
                                                                          UNREALIZED       UNREALIZED     APPRECIATION
                                                                COST    APPRECIATION     DEPRECIATION    (DEPRECIATION)
NEUBERGER BERMAN BALANCED PORTFOLIO ("BALANCED")         $59,001,473     $17,233,683         $398,627      $16,835,056
NEUBERGER BERMAN FASCIANO PORTFOLIO                       23,178,309       3,744,061          493,528        3,250,533
NEUBERGER BERMAN GROWTH PORTFOLIO                        122,502,584      66,343,187          791,569       65,551,618
NEUBERGER BERMAN GUARDIAN PORTFOLIO                      106,949,968      42,020,109          751,286       41,268,823
LEHMAN BROTHERS HIGH INCOME BOND PORTFOLIO ("HIGH
INCOME")                                                   6,805,553         140,113           16,102          124,011
NEUBERGER BERMAN INTERNATIONAL PORTFOLIO
("INTERNATIONAL")                                        403,243,395      44,614,752        7,280,539       37,334,213
LEHMAN BROTHERS SHORT DURATION BOND PORTFOLIO ("SHORT
DURATION")                                               468,716,256       1,620,408        2,470,359         (849,951)
NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO                667,010,743     263,894,815        4,679,647      259,215,168
NEUBERGER BERMAN PARTNERS PORTFOLIO                      521,293,282     153,025,683       10,703,106      142,322,577
NEUBERGER BERMAN REGENCY PORTFOLIO                       399,407,424      58,432,680       14,425,972       44,006,708
NEUBERGER BERMAN SOCIALLY RESPONSIVE PORTFOLIO           381,359,911      42,360,012        3,229,571       39,130,441

(*)  Security did not produce income during the last twelve months.

(E)  All or a portion of this security is on loan.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the fund.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the fund and because, at times, the fund may own 5% or more of the outstanding voting securities of Prime Money.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At March 31, 2007, these securities amounted to $778,693, $1,668,256, $537,462 and
     $10,627,384 or 1.1%, 25.9%, 0.13% and 2.3% of net assets for Balanced, High
     Income, International and Short Duration, respectively.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of March 31, 2007.

(^) Principal amount is stated in the currency in which the security is denominated.

 EUR = Euro Currency


At March 31, 2007, open positions in financial futures contracts for Balanced were as follows:
-------------------------------------------------------------------------
                                                               UNREALIZED
EXPIRATION                    OPEN CONTRACTS    POSITION     APPRECIATION
-------------------------------------------------------------------------
June 2007     16 U.S. Treasury Notes, 2 Year        Long         $11,000
-------------------------------------------------------------------------

At March 31, 2007, open positions in financial futures contracts for Short Duration were as follows:
-------------------------------------------------------------------------
                              OPEN CONTRACTS    POSITION      UNREALIZED
EXPIRATION                                                  APPRECIATION
-------------------------------------------------------------------------
 June 2007   16 U.S. Treasury Notes, 2 Year         Long         $94,391
-------------------------------------------------------------------------


(O) All or a portion of this security was purchased on a when-issued basis. At March 31, 2007, these securities amounted to $152,550 or 2.4% of net assets for High Income.

(OO) All or a portion of this security is segregated as collateral for when-issued purchase commitments or financial futures contracts.

(^^) Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.




For information on the funds' significant accounting policies, please refer to the funds' most recent financial statements.

REAL ESTATE PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

INTERNATIONAL LARGE CAP PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Advisers Management Trust


By: /s/ Peter E. Sundman
    -------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: May 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    -------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: May 29, 2007


By: /s/ John M. McGovern
    -------------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: May 29, 2007